UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/10

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus AMT-Free Municipal Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Small Cap Fund

Dreyfus Strategic Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves
July 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--102.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.8%
Decatur Educational Building
Authority, Revenue (Saint
Ann's School Project) (LOC;
Wachovia Bank)	0.40	8/7/10	2,320,000 a	2,320,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority, Revenue (Spanish
Fort Town Center)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.40	8/7/10	5,000,000 a,b	5,000,000

California--7.0%
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.30	11/19/10	15,400,000	15,400,000
California Infrastructure and
Economic Development Bank,
Revenue (California Academy of
Sciences, San Francisco,
California) (LOC; Allied Irish
Banks)	1.25	8/1/10	12,320,000 a	12,320,000

Connecticut--9.2%
Bridgeport,
GO Notes, TAN	1.50	8/12/10	5,000,000	5,001,428
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	1.50	8/7/10	5,405,000 a	5,405,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC; Comerica
Bank)	0.34	8/7/10	7,300,000 a	7,300,000

Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	0.37	8/7/10	9,100,000 a	9,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.32	8/7/10	1,000,000 a	1,000,000
Plainville,
GO Notes, BAN	1.50	10/28/10	2,000,000	2,003,786
Seymour,
GO Notes, BAN	2.00	8/12/10	600,000	600,285
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; Wachovia Bank)	0.33	8/7/10	6,230,000 a	6,230,000

District of Columbia--.1%
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.45	8/7/10	500,000 a	500,000

Florida--9.2%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wachovia Bank)	0.40	8/7/10	900,000 a	900,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	12,500,000	12,563,716
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	3,985,000	4,106,610
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue,
Refunding	5.00	3/1/11	3,210,000	3,277,070
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	100,000	103,307
Hillsborough County Industrial
Development Authority, Revenue

(Tampa Metropolitan Area YMCA
Project) (LOC; Bank of America)	0.29	8/7/10	6,200,000 a	6,200,000
Jacksonville Health Facilities
Authority, Health Facilities
Revenue (River Garden/Coves
Project) (LOC; Wachovia Bank)	0.35	8/7/10	700,000 a	700,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	0.40	8/7/10	495,000 a	495,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wachovia Bank)	0.35	8/7/10	1,415,000 a	1,415,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)
(LOC; Wachovia Bank)	0.40	8/7/10	1,235,000 a	1,235,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project) (LOC;
Wachovia Bank)	0.40	8/7/10	1,640,000 a	1,640,000
Sunshine State Governmental
Financing Commission, Revenue
(LOC; Dexia Credit Locale)	0.34	8/7/10	3,180,000 a	3,180,000
Volusia County Industrial
Development Authority, IDR
(Easter Seals Society of
Volusia and Flager Counties
Inc. Project) (LOC; Wachovia
Bank)	0.40	8/7/10	740,000 a	740,000

Illinois--1.4%
Chicago Board of Education,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.33	8/7/10	1,900,000 a	1,900,000
Chicago O'Hare International
Airport, Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.30	8/7/10	2,810,000 a,b	2,810,000

Illinois International Port
District, Revenue, Refunding
(LOC; ABN-AMRO)	0.53	8/7/10	1,000,000 a	1,000,000

Iowa--2.9%
Iowa Finance Authority,
Health Facility Revenue (Iowa
Health System) (LOC; Bank of
America)	0.27	8/1/10	3,100,000 a	3,100,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/10	4,500,000	4,507,460
Ringgold County Hospital,
HR, BAN (Ringgold County
Hospital Project)	1.50	10/1/10	3,700,000	3,703,071

Kentucky--2.0%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.40	8/7/10	5,000,000 a	5,000,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.25	1/1/11	3,000,000	3,006,854

Louisiana--.9%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.38	8/7/10	3,650,000 a	3,650,000

Maryland--1.0%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	0.34	8/7/10	3,800,000 a	3,800,000

Massachusetts--2.8%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Children's
Hospital Issue) (LOC; JPMorgan
Chase Bank)	0.33	8/1/10	11,000,000 a	11,000,000

Michigan--1.7%
Michigan,
GO Notes	2.00	9/30/10	5,000,000	5,012,031
Michigan Municipal Bond Authority,
State Aid Revenue Notes (LOC;
Bank of Nova Scotia)	1.50	8/23/10	1,905,000	1,906,096

Minnesota--4.4%
Puttable Floating Option Tax
Exempt Receipts (Saint Paul
Port Authority, MFHR
(Burlington Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.31	8/7/10	4,080,000 a,b	4,080,000
Saint Paul Housing and
Redevelopment Authority,
Revenue (Minnesota Public
Radio Project) (LOC; Allied
Irish Banks)	2.75	8/1/10	3,130,000 a	3,130,000
Saint Paul Port Authority,
Revenue (Minnesota Public
Radio Project) (LOC; Allied
Irish Banks)	2.75	8/1/10	2,290,000 a	2,290,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.52	8/3/10	8,000,000	8,000,000

Missouri--.9%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Francis Medical Center) (LOC;

Bank of America)	0.29	8/1/10	1,750,000 a	1,750,000
Missouri Health and Educational
Facilties Authority,
Educational Facilities Revenue
(Rockhurst University) (LOC;
Bank of America)	0.29	8/1/10	1,800,000 a	1,800,000

New Hampshire--1.3%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.26	8/1/10	5,140,000 a	5,140,000

New Jersey--23.2%
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank NA)	0.29	8/7/10	1,800,000 a	1,800,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC;
Commerce Bank NA)	0.29	8/7/10	3,340,000 a	3,340,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.30	8/7/10	3,225,000 a	3,225,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.35	8/7/10	17,800,000 a	17,800,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.35	8/7/10	100,000 a	100,000
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	0.31	8/7/10	5,420,000 a	5,420,000
New Jersey Turnpike Authority,

Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.30	8/7/10	27,100,000 a	27,100,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.29	8/7/10	26,710,000 a	26,710,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	0.32	8/7/10	5,935,000 a,b	5,935,000

New York--2.8%
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.31	8/1/10	3,400,000 a	3,400,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.27	8/1/10	6,800,000 a	6,800,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.35	8/7/10	1,000,000 a	1,000,000

Ohio--.8%
Akron,
Street Improvement Special
Assessment Notes	3.50	10/1/10	1,000,000	1,001,220
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	0.50	9/10/10	2,000,000	2,000,000

Oklahoma--1.1%
Oklahoma Water Resources Board,
State Loan Program Revenue

(Liquidity Facility; State
Street Bank and Trust Co.)	0.75	9/1/10	4,250,000	4,250,000

Oregon--.3%
Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Holladay Park Plaza
Project) (LOC; Allied Irish
Banks)	1.25	8/1/10	1,300,000 a	1,300,000

Pennsylvania--15.3%
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy
Generation Corporation
Project) (LOC; Barclays Bank
PLC)	0.25	8/1/10	3,000,000 a	3,000,000
Berks County Industrial
Development Authority, Revenue
(Kutztown Resource Management,
Inc. Project) (LOC; Wachovia
Bank)	0.40	8/7/10	3,645,000 a	3,645,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	0.40	8/7/10	6,910,000 a	6,910,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.48	1/13/11	4,815,000	4,815,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.31	8/7/10	8,375,000 a,c	8,375,000
Chester County Health and
Education Facilities
Authority, Revenue (Simpson
Meadows Project) (LOC; Wells
Fargo Bank)	0.35	8/7/10	3,200,000 a,c	3,200,000
Delaware River Joint Toll Bridge
Commission, Bridge System
Revenue (LOC; Dexia Credit
Locale)	0.28	8/7/10	1,315,000 a	1,315,000

Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wachovia Bank)	0.47	8/7/10	535,000 a	535,000
Montgomery County Industrial
Development Authority, Revenue
(Independent Support Systems,
Inc. Project) (LOC; Wachovia
Bank)	0.40	8/7/10	100,000 a	100,000
North Lebanon Township Municipal
Authority, Revenue (The Penn
Laurel Girl Scout Council,
Inc. Project) (LOC; Wachovia
Bank)	0.40	8/7/10	365,000 a	365,000
North Penn Water Authority,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.54	8/7/10	6,000,000 a	6,000,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wachovia Bank)	0.62	8/7/10	270,000 a	270,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP
(Pennsylvania Power and Light
Utilities Project) (LOC;
Wachovia Bank)	0.45	9/1/10	4,000,000	4,000,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP (Pennsylvania
Power and Light Utilities Project ) (LOC;
Wachovia Bank)	0.62	9/1/10	4,900,000	4,900,000
Philadelphia,
GO Notes, TRAN	2.00	6/30/11	10,000,000	10,117,785
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	0.38	8/7/10	3,165,000 a	3,165,000

Tennessee--1.4%
Clarksville Public Building
Authority, Financing Revenue
(Metropolitan Government of

Nashville and Davidson County
Loan) (LOC; Bank of America)	0.28	8/1/10	3,250,000 a	3,250,000
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility
Districts Interim Loan Program)	1.25	3/1/11	2,175,000	2,181,946

Texas--7.1%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.31	8/7/10	5,000,000 a,b	5,000,000
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.36	8/1/10	5,500,000 a	5,500,000
Harris County Health Facilities
Development Corporation,
Revenue (Saint Luke's
Episcopal Hospital) (Liquidity
Facility: Bank of America,
JPMorgan Chase Bank and
Northern Trust Co .)	0.26	8/1/10	13,800,000 a	13,800,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of
America and LOC; Bank of America)	0.33	8/7/10	3,335,000 a,b	3,335,000
Texas,
TRAN	2.50	8/31/10	500,000	500,818

Wisconsin--1.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Beloit Memorial Hospital,
Inc.) (Liquidity Facility;

JPMorgan Chase Bank)	0.29	8/1/10	2,110,000 a	2,110,000
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/15/10	4,000,000	4,008,635

Wyoming--2.0%
Sweetwater County,
HR (Memorial Hospital Project)
(LOC; Key Bank)	0.35	8/7/10	7,750,000 a	7,750,000

Total Investments (cost $404,652,118)			102.1%	404,652,118
Liabilities, Less Cash and Receivables			(2.1%)	(8,439,038)
Net Assets			100.0%	396,213,080

a	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to $26,160,000 or 6.6% of net assets.

c	Purchased on a delayed delivery basis.

At July 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	404,652,118
Level 3 - Significant Unobservable Inputs	-
Total	404,652,118

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Basic S&P 500 Stock Index Fund
July 31, 2010 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--10.0%
Abercrombie & Fitch, Cl. A	8,030	296,628
Amazon.com	29,307 a	3,455,002
Apollo Group, Cl. A	10,542 a	486,302
AutoNation	7,632 a,b	186,450
AutoZone	2,518 a,b	532,733
Bed Bath & Beyond	22,868 a	866,240
Best Buy	29,790	1,032,521
Big Lots	6,639 a,b	227,784
Carmax	15,858 a	334,604
Carnival	36,816	1,276,779
CBS, Cl. B	57,786	854,077
Coach	26,262	970,906
Comcast, Cl. A	241,132	4,694,840
D.R. Horton	25,231	278,046
Darden Restaurants	11,784	493,632
DeVry	5,645	303,701
DIRECTV, Cl. A	77,579 a	2,882,836
Discovery Communications, Cl. A	24,114 a	931,042
Eastman Kodak	26,383 a,b	104,741
Expedia	17,579	398,692
Family Dollar Stores	11,551	477,634
Ford Motor	290,987 a	3,715,904
Fortune Brands	13,292	583,253
GameStop, Cl. A	12,754 a,b	255,718
Gannett	21,306 b	280,813
Gap	38,547	698,086
Genuine Parts	13,696	586,600
Goodyear Tire & Rubber	22,326 a	238,218
H & R Block	27,633	433,285
Harley-Davidson	20,709 b	563,906

Harman International Industries	5,544 a	168,593
Hasbro	11,474	483,629
Home Depot	143,557	4,092,810
International Game Technology	24,950	380,238
Interpublic Group of Cos.	43,139 a	394,290
J.C. Penney	20,336 b	500,876
Johnson Controls	58,086	1,673,458
Kohl's	26,556 a	1,266,456
Leggett & Platt	12,425 b	258,937
Lennar, Cl. A	12,825	189,425
Limited Brands	23,596	605,001
Lowe's	121,945	2,529,139
Macy's	36,543	681,527
Marriott International, Cl. A	22,001 b	746,054
Mattel	31,990	676,908
McDonald's	91,980	6,413,765
McGraw-Hill	27,382	840,354
Meredith	3,363	106,775
New York Times, Cl. A	10,949 a	95,694
Newell Rubbermaid	23,272	360,716
News, Cl. A	192,297	2,509,476
NIKE, Cl. B	33,149	2,441,092
Nordstrom	14,800	503,200
O'Reilly Automotive	11,647 a	573,964
Office Depot	24,809 a	107,175
Omnicom Group	26,686	994,320
Polo Ralph Lauren	5,303	418,990
Priceline.com	4,027 a	903,659
Pulte Group	27,633 a,b	242,618
RadioShack	10,431	224,684
Ross Stores	10,784	567,885
Scripps Networks Interactive, Cl. A	7,398	315,377
Sears Holdings	3,941 a,b	279,811
Stanley Black & Decker	13,598	788,956
Staples	62,062	1,261,720
Starbucks	63,448	1,576,683

Starwood Hotels & Resorts
Worldwide	16,419 c	795,501
Target	62,887	3,227,361
Tiffany & Co.	10,983 b	462,055
Time Warner	97,302	3,061,121
Time Warner Cable	30,575	1,747,973
TJX	34,723	1,441,699
Urban Outfitters	11,422 a	367,332
VF	7,602	603,067
Viacom, Cl. B	52,465	1,733,444
Walt Disney	167,428	5,640,649
Washington Post, Cl. B	556	233,792
Whirlpool	6,564 b	546,781
Wyndham Worldwide	15,068	384,686
Wynn Resorts	5,814	509,772
Yum! Brands	39,813	1,644,277
		87,014,738
Consumer Staples--11.2%
Altria Group	177,909	3,942,464
Archer-Daniels-Midland	55,502	1,518,535
Avon Products	36,387	1,132,727
Brown-Forman, Cl. B	9,342	590,508
Campbell Soup	16,139	579,390
Clorox	11,928	773,889
Coca-Cola	197,360	10,876,510
Coca-Cola Enterprises	27,919	801,275
Colgate-Palmolive	41,888	3,308,314
ConAgra Foods	38,723	909,216
Constellation Brands, Cl. A	15,919 a	271,578
Costco Wholesale	37,601	2,132,353
CVS Caremark	116,239	3,567,375
Dean Foods	15,966 a	182,970
Dr. Pepper Snapple Group	21,311	800,228
Estee Lauder, Cl. A	10,403	647,587
General Mills	56,568	1,934,626
H.J. Heinz	27,263	1,212,658
Hershey	14,059	660,773

Hormel Foods	5,618	241,125
J.M. Smucker	10,302	632,852
Kellogg	21,979	1,100,049
Kimberly-Clark	35,309	2,264,013
Kraft Foods, Cl. A	148,979	4,351,677
Kroger	56,226	1,190,867
Lorillard	13,290	1,013,230
McCormick & Co.	11,759 b	462,481
Mead Johnson Nutrition	17,590	934,733
Molson Coors Brewing, Cl. B	13,868	624,199
PepsiCo	137,941	8,953,750
Philip Morris International	158,379	8,083,664
Procter & Gamble	246,424	15,071,292
Reynolds American	14,324	828,214
Safeway	32,896	675,684
Sara Lee	56,254	831,997
SUPERVALU	19,455	219,452
SYSCO	51,069	1,581,607
Tyson Foods, Cl. A	25,656	449,237
Wal-Mart Stores	177,687	9,095,798
Walgreen	83,471	2,383,097
Whole Foods Market	15,060 a,b	571,828
		97,403,822
Energy--10.7%
Anadarko Petroleum	42,720	2,100,115
Apache	30,753	2,939,372
Baker Hughes	36,557	1,764,606
Cabot Oil & Gas	9,477	288,764
Cameron International	21,159 a	837,685
Chesapeake Energy	55,321	1,163,401
Chevron	171,855	13,097,070
ConocoPhillips	127,264	7,027,518
Consol Energy	19,569	733,446
Denbury Resources	35,256 a	558,455
Devon Energy	38,124	2,382,369
Diamond Offshore Drilling	6,149 b	365,804
El Paso	59,568	733,878

EOG Resources	21,588	2,104,830
Exxon Mobil	437,528	26,111,671
FMC Technologies	10,492 a	663,934
Halliburton	77,218	2,307,274
Helmerich & Payne	9,410	381,387
Hess	24,855	1,331,979
Marathon Oil	60,485	2,023,223
Massey Energy	9,118	278,828
Murphy Oil	16,291	891,932
Nabors Industries	23,964 a	441,177
National Oilwell Varco	36,123	1,414,577
Noble Energy	14,823	994,030
Occidental Petroleum	69,424	5,410,212
Peabody Energy	22,821	1,030,368
Pioneer Natural Resources	10,028	580,822
QEP Resources	15,165 a	521,979
Range Resources	13,435	498,707
Rowan	10,323 a	260,759
Schlumberger	101,978	6,084,007
Smith International	21,135	876,680
Southwestern Energy	29,840 a	1,087,668
Spectra Energy	55,841	1,160,934
Sunoco	10,701	381,705
Tesoro	12,609	162,782
Valero Energy	49,115	834,464
Williams	49,581	962,367
		92,790,779
Financial--16.1%
ACE	28,700	1,523,396
Aflac	40,565	1,995,392
Allstate	46,408	1,310,562
American Express	102,653	4,582,430
American International Group	11,382 a,b	437,866
Ameriprise Financial	21,745	921,771
AON	23,404 b	881,629
Apartment Investment & Management, Cl. A	9,659 c	207,379

Assurant	9,481	353,546
AvalonBay Communities	7,025 c	738,257
Bank of America	858,349	12,051,220
Bank of New York Mellon	103,506	2,594,895
BB & T	59,774	1,484,188
Berkshire Hathaway, Cl. B	141,614 a	11,062,886
Boston Properties	12,076 b,c	989,024
Capital One Financial	38,881	1,645,833
CB Richard Ellis Group, Cl. A	24,264 a,b	412,488
Charles Schwab	84,372	1,247,862
Chubb	27,813	1,463,798
Cincinnati Financial	13,645 b	375,920
Citigroup	1,933,152 a	7,925,923
CME Group	5,594	1,559,607
Comerica	15,426	591,741
Discover Financial Services	47,843	730,563
E*TRADE Financial	17,510 a	256,171
Equity Residential	24,040 c	1,102,234
Federated Investors, Cl. B	8,149 b	172,922
Fifth Third Bancorp	68,358	868,830
First Horizon National	20,064 a,b	230,134
Franklin Resources	12,562	1,263,486
Genworth Financial, Cl. A	41,217 a	559,727
Goldman Sachs Group	44,015	6,638,342
Hartford Financial Services Group	38,179	893,770
HCP	24,924 b,c	884,054
Health Care REIT	11,040 b,c	500,222
Host Hotels & Resorts	55,927 b,c	801,993
Hudson City Bancorp	41,799	519,144
Huntington Bancshares	64,047	388,125
IntercontinentalExchange	6,489 a	685,368
Invesco	39,605	773,882
Janus Capital Group	15,962	167,282
JPMorgan Chase & Co.	340,419	13,712,077
KeyCorp	76,620	648,205
Kimco Realty	34,160 c	514,791
Legg Mason	14,445	417,316

Leucadia National	16,227 a	358,454
Lincoln National	25,541	665,088
Loews	30,553	1,135,044
M & T Bank	7,065	617,057
Marsh & McLennan	45,969	1,081,191
Marshall & Ilsley	46,802	329,018
MetLife	69,998	2,944,116
Moody's	16,993 b	400,185
Morgan Stanley	119,356	3,221,418
Nasdaq OMX Group	12,510 a	243,570
Northern Trust	20,820	978,332
NYSE Euronext	22,568	653,795
People's United Financial	31,814	440,306
Plum Creek Timber	13,678 b,c	490,767
PNC Financial Services Group	44,893	2,666,195
Principal Financial Group	27,069	693,237
Progressive	57,760	1,134,406
ProLogis	40,028 b,c	434,704
Prudential Financial	39,741	2,276,762
Public Storage	11,815 c	1,159,288
Regions Financial	101,087	740,968
Simon Property Group	24,962 c	2,227,110
SLM	43,135 a	517,620
State Street	43,307	1,685,508
SunTrust Banks	43,500	1,128,825
T. Rowe Price Group	22,044 b	1,063,182
Torchmark	7,266 b	385,607
Travelers	42,238	2,130,907
U.S. Bancorp	163,755	3,913,745
Unum Group	29,338	669,493
Ventas	13,268 c	672,953
Vornado Realty Trust	13,760 c	1,139,053
Wells Fargo & Co.	445,758	12,360,869
XL Group	30,228	535,943
Zions Bancorporation	13,261	294,262
		140,475,229
Health Care--11.1%

Abbott Laboratories	131,977	6,477,431
Aetna	36,974	1,029,726
Allergan	26,186	1,598,917
AmerisourceBergen	24,007	719,490
Amgen	81,854 a	4,463,499
Baxter International	50,871	2,226,624
Becton Dickinson & Co.	19,851	1,365,749
Biogen Idec	20,558 a	1,148,781
Boston Scientific	128,782 a	721,179
Bristol-Myers Squibb	146,887	3,660,424
C.R. Bard	8,225	645,909
Cardinal Health	31,187	1,006,404
CareFusion	15,597 a	328,629
Celgene	39,294 a	2,167,064
Cephalon	6,246 a	354,461
Cerner	6,053 a,b	468,805
CIGNA	23,502	722,922
Coventry Health Care	12,207 a	242,065
DaVita	8,757 a	501,951
Dentsply International	12,459	374,019
Eli Lilly & Co.	86,638	3,084,313
Express Scripts	46,722 a	2,110,900
Forest Laboratories	25,658 a	712,010
Genzyme	22,722 a	1,580,542
Gilead Sciences	75,933 a	2,530,088
Hospira	14,113 a	735,287
Humana	14,384 a	676,336
Intuitive Surgical	3,375 a	1,108,249
Johnson & Johnson	235,982	13,708,194
King Pharmaceuticals	22,693 a	198,791
Laboratory Corp. of America Holdings	9,004 a,b	657,112
Life Technologies	15,847 a	681,263
McKesson	23,101	1,451,205
Medco Health Solutions	38,932 a	1,868,736
Medtronic	94,072	3,477,842
Merck & Co.	266,720	9,191,171

Mylan	25,859 a,b	449,947
Patterson	8,332	222,298
PerkinElmer	10,875	211,628
Pfizer	690,004	10,350,060
Quest Diagnostics	12,792	601,096
St. Jude Medical	28,140 a	1,034,708
Stryker	24,285	1,130,952
Tenet Healthcare	39,514 a	181,764
Thermo Fisher Scientific	35,459 a	1,590,691
UnitedHealth Group	97,033	2,954,655
Varian Medical Systems	10,410 a,b	574,632
Waters	8,016 a	514,307
Watson Pharmaceuticals	9,560 a	387,180
WellPoint	36,404 a	1,846,411
Zimmer Holdings	17,454 a	924,887
		96,971,304
Industrial--10.4%
3M	60,950	5,213,663
Avery Dennison	9,336	334,696
Boeing	64,857	4,419,356
C.H. Robinson Worldwide	14,395 b	938,554
Caterpillar	53,621	3,740,065
Cintas	11,990	317,255
CSX	33,160	1,748,195
Cummins	17,065	1,358,545
Danaher	45,433	1,745,082
Deere & Co.	36,238	2,416,350
Dover	15,808	758,310
Dun & Bradstreet	4,251	290,598
Eaton	14,578	1,143,790
Emerson Electric	64,312	3,186,016
Equifax	11,141	349,159
Expeditors International of Washington	18,023	768,501
Fastenal	11,065 b	543,070
FedEx	26,710	2,204,911
Flowserve	4,710	467,044

Fluor	15,470	747,046
General Dynamics	32,885	2,014,206
General Electric	913,527	14,726,055
Goodrich	10,598	772,276
Honeywell International	65,398	2,802,958
Illinois Tool Works	33,386	1,452,291
Iron Mountain	15,154 b	358,695
ITT	15,903	749,349
Jacobs Engineering Group	11,198 a	409,511
L-3 Communications Holdings	9,818	717,107
Lockheed Martin	26,567	1,996,510
Masco	30,457	313,098
Norfolk Southern	31,968	1,798,839
Northrop Grumman	25,640	1,503,530
Paccar	31,472 b	1,442,047
Pall	10,286	393,337
Parker Hannifin	13,687	850,236
Pitney Bowes	17,417 b	425,149
Precision Castparts	12,104	1,478,988
Quanta Services	17,846 a,b	383,332
R.R. Donnelley & Sons	18,672	314,997
Raytheon	32,446	1,501,276
Republic Services	28,178	897,751
Robert Half International	12,510 b	315,002
Rockwell Automation	12,327	667,507
Rockwell Collins	13,648	780,120
Roper Industries	8,258	516,125
Ryder System	4,362	190,489
Snap-On	5,307	237,064
Southwest Airlines	63,146	760,909
Stericycle	7,276 a	458,388
Textron	22,844	474,241
Union Pacific	43,216	3,226,939
United Parcel Service, Cl. B	84,667	5,503,355
United Technologies	79,764	5,671,220
W.W. Grainger	5,345	598,693
Waste Management	41,102 b	1,395,413

		90,787,209
Information Technology--18.4%
Adobe Systems	45,389 a	1,303,572
Advanced Micro Devices	47,351 a,b	354,659
Agilent Technologies	30,248 a	844,827
Akamai Technologies	14,542 a	557,831
Altera	26,119	724,019
Amphenol, Cl. A	14,667	657,082
Analog Devices	25,285	751,217
Apple	77,871 a	20,032,315
Applied Materials	115,932	1,367,998
Autodesk	19,252 a	568,704
Automatic Data Processing	42,859	1,768,791
BMC Software	15,668 a	557,467
Broadcom, Cl. A	37,242	1,341,829
CA	33,780	660,737
Cisco Systems	488,589 a	11,271,748
Citrix Systems	16,200 a	891,324
Cognizant Technology Solutions, Cl. A	25,476 a	1,389,971
Computer Sciences	13,029	590,605
Compuware	19,845 a	162,332
Corning	133,138	2,412,461
Dell	146,889 a	1,944,810
eBay	98,281 a	2,055,056
Electronic Arts	29,171 a	464,694
EMC	175,562 a	3,474,372
Fidelity National Information Services	28,434 b	815,203
First Solar	4,077 a,b	511,460
Fiserv	13,189 a	660,769
FLIR Systems	12,842 a,b	382,178
Google, Cl. A	20,705 a	10,038,819
Harris	10,888	484,843
Hewlett-Packard	199,684	9,193,451
Intel	475,955	9,804,673
International Business Machines	109,720	14,088,048

Intuit	27,031 a	1,074,482
Jabil Circuit	17,391	252,343
JDS Uniphase	19,912 a	216,045
Juniper Networks	45,316 a	1,258,878
KLA-Tencor	14,520	459,848
Lexmark International, Cl. A	7,177 a	263,755
Linear Technology	19,338 b	616,495
LSI	58,832 a	237,093
MasterCard, Cl. A	8,362	1,756,354
McAfee	13,082 a	433,014
MEMC Electronic Materials	20,964 a,b	200,416
Microchip Technology	15,872 b	483,302
Micron Technology	72,266 a	526,096
Microsoft	652,439	16,839,451
Molex	11,845	233,465
Monster Worldwide	11,414 a,b	156,600
Motorola	200,527 a	1,501,947
National Semiconductor	20,689	285,508
NetApp	29,700 a	1,256,310
Novell	32,122 a	194,017
Novellus Systems	7,978 a	213,092
NVIDIA	48,106 a	442,094
Oracle	334,817	7,915,074
Paychex	27,291 b	709,293
QLogic	10,204 a	162,448
QUALCOMM	140,218	5,339,501
Red Hat	16,241 a	522,148
SAIC	24,424 a	406,171
Salesforce.com	9,725 a	962,289
SanDisk	19,982 a	873,213
Symantec	69,480 a	901,156
Tellabs	31,829	222,166
Teradata	14,354 a	456,457
Teradyne	15,545 a	167,264
Texas Instruments	104,300	2,575,167
Total System Services	18,183	271,109
VeriSign	15,323 a	431,342

Visa, Cl. A	38,634 b	2,833,804
Western Digital	19,359 a	510,884
Western Union	58,395	947,751
Xerox	117,165	1,141,187
Xilinx	23,124	645,622
Yahoo!	100,176 a	1,390,443
		160,412,959
Materials--3.5%
Air Products & Chemicals	18,307	1,328,722
Airgas	6,982	455,855
AK Steel Holding	10,364 b	144,992
Alcoa	87,833	981,095
Allegheny Technologies	8,632 b	410,970
Ball	7,755	451,651
Bemis	9,391	281,354
CF Industries Holdings	6,176	501,429
Cliffs Natural Resources	11,418	645,916
Dow Chemical	98,560	2,693,645
E.I. du Pont de Nemours & Co.	77,357	3,146,109
Eastman Chemical	6,054	379,223
Ecolab	20,280	991,895
FMC	6,299	393,625
Freeport-McMoRan Copper & Gold	40,265	2,880,558
International Flavors & Fragrances	6,709	304,454
International Paper	37,927	917,833
MeadWestvaco	15,087	361,485
Monsanto	46,558	2,692,915
Newmont Mining	41,908	2,342,657
Nucor	27,141	1,062,299
Owens-Illinois	14,049 a	388,455
Pactiv	11,101 a	337,692
PPG Industries	14,303	993,629
Praxair	26,094	2,265,481
Sealed Air	13,269	287,008
Sherwin-Williams	7,769	537,226
Sigma-Aldrich	10,212	572,893
Titanium Metals	6,773 a,b	149,954

United States Steel	12,028 b	533,201
Vulcan Materials	11,043	499,585
Weyerhaeuser	51,027	827,651
		30,761,457
Telecommunication Services--3.0%
American Tower, Cl. A	34,834 a	1,610,724
AT & T	505,567	13,114,408
CenturyLink	25,478	907,526
Frontier Communications	84,639	646,642
Metropcs Communications	23,183 a,b	207,488
Qwest Communications International	126,525	716,132
Sprint Nextel	256,842 a	1,173,768
Verizon Communications	241,712	7,024,151
Windstream	42,917	489,254
		25,890,093
Utilities--3.6%
AES	56,388 a	581,360
Allegheny Energy	14,155	322,734
Ameren	20,858	529,168
American Electric Power	40,764	1,466,689
CenterPoint Energy	35,257	501,707
CMS Energy	20,707	329,655
Consolidated Edison	24,287 b	1,120,116
Constellation Energy Group	17,421 b	550,504
Dominion Resources	50,831	2,134,394
DTE Energy	14,260	658,242
Duke Energy	113,473	1,940,388
Edison International	27,639	916,233
Entergy	16,318	1,264,808
EQT	12,803	469,614
Exelon	56,353	2,357,246
FirstEnergy	26,229 b	988,833
Integrys Energy	6,418	303,892
NextEra Energy	35,824	1,873,595
Nicor	4,130	180,853
NiSource	23,239	383,444
Northeast Utilities	14,766	411,085

NRG Energy	21,392 a	485,171
ONEOK	9,302	432,822
Pepco Holdings	19,851	335,680
PG & E	32,122	1,426,217
Pinnacle West Capital	9,194	350,199
PPL	39,959	1,090,481
Progress Energy	24,822	1,045,254
Public Service Enterprise Group	43,657	1,436,315
SCANA	10,093	386,663
Sempra Energy	21,024	1,045,944
Southern	70,358	2,485,748
TECO Energy	17,800 b	290,852
Wisconsin Energy	10,069	546,545
Xcel Energy	39,098	859,765
		31,502,216
Total Common Stocks
(cost $803,012,126)		854,009,806

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.11%, 9/9/10
(cost $769,907)	770,000 [d]	769,888

Other Investment--.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,964,000)	4,964,000 [e]	4,964,000

Investment of Cash Collateral for
Securities Loaned--2.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,255,271)	21,255,271 [e]	21,255,271

Total Investments (cost $830,001,304)	101.1%	880,998,965
Liabilities, Less Cash and Receivables	(1.1%)	(9,265,821)
Net Assets	100.0%	871,733,144

a	Non-income producing security.
b

Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is $22,106,789 and the total market value of the collateral held by the fund is $22,679,707, consisting of cash collateral of $21,255,271 and U.S. Government and Agency securities valued at $1,424,436.

c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $830,001,304.

Net unrealized appreciation on investments was $50,997,661 of which $202,255,985 related to appreciated investment securities and $151,258,324 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	349	19,165,335	September 2010	307,327

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	854,009,806	-	-	854,009,806
Mutual Funds	26,219,271	-	-	26,219,271
U.S. Treasury	-	769,888	-	769,888
Other Financial Instruments:
Futures++	307,327	-	-	307,327
+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange, are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.3%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.3%
Boeing,
Sr. Snuck. Notes	6.00	3/15/19	2,000,000	2,379,630
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000	195,016
General Dynamics,
Gtd. Notes	4.25	5/15/13	125,000	136,023
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	527,453
Northrop Grumman Systems,
Gtd. Debs.	7.75	3/1/16	540,000	678,612
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	191,439
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000	3,109,210
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	60,645
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000	71,188
				7,349,216
Agriculture--.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,427,465
Archer Daniels,
Sr. Unscd. Notes	5.45	3/15/18	130,000	148,819
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	858,289
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	3,200,000	3,724,736
Reynolds American,
Gtd. Notes	7.63	6/1/16	170,000	197,958
				7,357,267
Asset - Backed Certificates--.0%
AEP Texas Central Transition
Funding, Ser. 2002-1, Cl. A4	5.96	7/15/15	487,827	530,962

Asset-Backed Ctfs./Auto Receivables--.1%
Ford Credit Auto Owner Trust,
Ser. 2009-A, Cl. A4	6.07	5/15/14	1,000,000	1,102,704
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	530,941	534,033
				1,636,737
Asset-Backed Ctfs./Credit Cards--.1%
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000	213,541
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000	659,716
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000	532,277
Citibank Credit Card Issuance
Trust, Ser. 2003-A10, Cl. A10	4.75	12/10/15	500,000	549,813
				1,955,347

Asset-Backed Ctfs./Home Equity Loans--.0%
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	186,837	a	185,374
Automobile Manufacturers--.0%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	225,000		254,600
Daimler Finance North America,
Gtd. Notes	7.30	1/15/12	400,000		432,540
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		260,298
					947,438
Banks--2.5%
Bank of America,
Gtd. Notes	3.13	6/15/12	3,000,000		3,138,567
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000		371,667
Bank of America,
Sr. Unscd. Notes	5.38	6/15/14	250,000		268,741
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000		609,660
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	965,000		1,011,768
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	2,450,000		2,592,926
Bank of America,
Sub. Notes	7.80	9/15/16	235,000		266,316
Bank One,
Sub. Notes	5.90	11/15/11	500,000		524,899
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000		1,504,820
BB & T,
Sr. Unscd. Notes	3.38	9/25/13	3,400,000		3,538,105
BB & T,
Sub. Notes	4.75	10/1/12	325,000		344,089
BB & T,
Sub. Notes	4.90	6/30/17	150,000		156,035
Citigroup,
Gtd. Bonds	2.13	4/30/12	3,500,000		3,589,691
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	4,400,000		4,677,816
Credit Suisse New York,
Sr. Unscd. Notes	5.30	8/13/19	2,000,000		2,197,288
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	1,400,000		1,523,946
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000		960,140
Dresdner Bank New York,
Sub. Notes	7.25	9/15/15	145,000		158,416
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000		1,130,922
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000		245,823
Golden West Financial,
Sr. Unscd. Notes	4.75	10/1/12	1,000,000		1,046,234
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	4,350,000		4,561,815
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000		1,471,067
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000		603,307
JP Morgan Chase,
Sub. Notes	6.00	10/1/17	150,000		168,835

KeyBank,
Sub. Notes	6.95	2/1/28	100,000		101,826
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	350,000		373,275
Landwirtschaftliche Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	950,000		1,084,393
Mercantile Bankshares,
Sub. Notes, Ser. B	4.63	4/15/13	200,000		210,060
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000		1,469,911
National City,
Sub. Notes	6.88	5/15/19	1,800,000		2,073,710
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000	b	1,680,384
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000		243,603
Royal Bank of Scotland Group,
Sub. Notes	5.00	10/1/14	175,000		174,521
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	410,000		416,139
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000		543,471
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	500,000	a	501,470
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000		216,080
Suntrust Capital VIII,
Gtd. Secs.	6.10	12/15/36	335,000	a	279,780
UBS,
Sr. Sub. Notes	5.88	7/15/16	75,000		81,254
UBS,
Notes	5.88	12/20/17	760,000		834,290
Union Planters,
Sr. Unscd. Notes	4.38	12/1/10	400,000	b	403,034
US Bank,
Sub. Notes	4.95	10/30/14	45,000		49,378
US Bank,
Sub. Notes	6.38	8/1/11	100,000		105,476
Wachovia Bank,
Sub. Notes	5.00	8/15/15	250,000		269,983
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000		455,184
Wachovia,
Sub. Notes	5.25	8/1/14	200,000		214,268
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000		1,233,827
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000		2,602,754
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	420,000		442,051
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000		966,690
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000		501,371
					54,191,076
Building & Construction--.0%
CRH America,
Gtd. Notes	5.30	10/15/13	500,000		537,282

Chemicals--.4%
Dow Chemical,
Sr. Unscd. Notes	6.00	10/1/12	2,200,000		2,387,726
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,126,525
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000		2,196,812
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	6.00	7/15/18	560,000		661,409
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000		162,566
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	200,000		211,720
Praxair,
Sr. Unscd. Notes	6.38	4/1/12	100,000		108,876
					7,855,634
Commercial Mortgage Pass-Through Ctfs.--2.8%
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,035,404
Banc of America Commercial
Mortgage, Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	a	1,669,029
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,031,070
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	300,000	a	313,440
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A4	4.68	8/13/39	350,000	a	372,626
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10, Cl. A2	4.74	3/13/40	400,000		423,595
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9, Cl. A4A	4.87	9/11/42	900,000		950,839
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14, Cl. A4	5.20	12/11/38	2,630,000		2,774,454
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12, Cl. A4	5.72	9/11/38	850,000	a	927,491
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6, Cl. A2	6.46	10/15/36	175,000		185,523
Bear Stearns Commercial Mortgage
Securities, Ser. 2001-TOP2, Cl. A2	6.48	2/15/35	200,725		204,550
Chase Commercial Mortgage
Securities, Ser. 2000-3, Cl. A2	7.32	10/15/32	110,334		110,299
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.73	3/15/49	225,000	a	244,541
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.09	12/10/49	1,100,000	a	1,152,945
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1, Cl. A4	5.22	7/15/44	1,900,000	a	2,068,005
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2, Cl. A4	5.36	1/15/46	85,000	a	89,259
Commercial Mortgage Pass Through
Certificates, Ser. 2004-LB4A, Cl. A5	4.84	10/15/37	4,000,000		4,213,362

Commercial Mortgage Pass-Through
Certificates, Ser. 2005-LP5, Cl. A2	4.63	5/10/43	350,365		352,909
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3, Cl. A3	5.82	6/15/38	1,500,000	a	1,609,538
CS First Boston Mortgage
Securities, Ser. 2004-C3, Cl. A5	5.11	7/15/36	1,245,000	a	1,301,189
CS First Boston Mortgage
Securities, Ser. 2002-CKP1, Cl. A3	6.44	12/15/35	667,523		703,627
CS First Boston Mortgage
Securities, Ser. 2001-CK3, Cl. A4	6.53	6/15/34	303,974		310,537
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.82	5/15/46	1,000,000	a	997,854
DLJ Commercial Mortgage,
Ser. 2000-CKP1, Cl. A1B	7.18	11/10/33	20,134		20,126
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3	6.27	12/10/35	1,250,000		1,322,530
GS Mortgage Securities Corporation
II, Ser. 2005-GG4, Cl. A4A	4.75	7/10/39	2,700,000		2,860,512
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	775,000		789,874
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.81	8/10/45	1,000,000	a,b	1,011,044
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000		1,040,552
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000	a	640,779
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.12	7/15/41	150,000		156,749
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,204,370
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		359,780
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000		239,861
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000	a	541,723
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,042,616
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LD11, Cl. A4	5.82	6/15/49	1,855,000	a	1,883,398
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	475,000		498,057
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	4,028,000	a	4,172,604
LB-UBS Commercial Mortgage Trust,

Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		429,163
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000	a	292,270
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000		1,215,874
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.23	11/12/37	375,000	a	408,162
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000	a	535,493
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.83	6/12/50	1,000,000	a	1,030,473
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. ASB	5.75	6/12/50	692,000	a	733,868
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.75	6/12/50	1,200,000	a	1,189,010
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000		1,037,684
Morgan Stanley Capital I,
Ser. 2004-T15, Cl. A4	5.27	6/13/41	3,160,000	a	3,359,950
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,301,682
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000	a	548,961
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000		531,617
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP1, Cl. A4	6.66	2/15/33	83,403		84,367
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000	a	866,554
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000	a	847,286
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C31, Cl. A4	5.51	4/15/47	2,500,000		2,387,504
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000		157,444
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,150,000	a	1,236,236
					59,020,259
Consumer Products--.2%
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000		260,951
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	2,625,000		2,969,224
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000		338,217
					3,568,392
Diversified Financial Services--4.3%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/18	250,000		288,361
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-5	5.31	7/1/20	45,000		52,488
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000		787,031
American Express,
Sr. Unscd. Notes	7.00	3/19/18	2,600,000		3,074,315

Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000		109,316
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000		534,277
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000		614,274
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000		322,170
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	1,600,000		1,723,181
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000	b	216,629
Capital One Capital III,
Gtd. Cap. Secs.	7.69	8/15/36	200,000		201,000
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	1,000,000		1,088,750
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	2,600,000		2,973,474
Citigroup Funding,
Gtd. Notes	1.88	10/22/12	4,900,000		5,016,777
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000		3,296,305
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	1,075,000		1,137,081
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	885,000		948,864
Citigroup,
Sub. Notes	6.13	8/25/36	575,000		541,548
Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000		102,351
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000		753,739
Citigroup,
Unscd. Notes	8.50	5/22/19	760,000		925,056
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	750,000		764,872
Credit Suisse USA,
Gtd. Notes	5.38	3/2/16	200,000		222,694
Credit Suisse USA,
Gtd. Notes	5.50	8/15/13	1,000,000		1,096,731
Credit Suisse USA,
Gtd. Notes	6.50	1/15/12	1,300,000		1,393,595
General Electric Capital,
Gtd. Notes	2.13	12/21/12	4,000,000		4,122,356
General Electric Capital,
Gtd. Notes	2.20	6/8/12	3,000,000	b	3,085,443
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000		404,033
General Electric Capital,
Notes	5.25	10/19/12	5,700,000		6,134,665
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	650,000	b	702,884
General Electric Capital,
Notes	5.63	9/15/17	1,000,000		1,085,291
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000		1,458,200
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	2,000,000		2,008,070
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000		1,103,635

Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000		327,350
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	2,800,000		2,990,638
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	15,000		16,119
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000		481,977
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000		734,691
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000		207,972
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	2,725,000		2,909,801
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000		2,043,808
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000		1,163,799
HSBC Finance,
Sr. Unscd. Notes	4.75	7/15/13	700,000		741,087
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	2,625,000		2,860,707
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000		177,645
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000		33,225
JP Morgan Chase Capital XVII,
Gtd. Debs., Ser. Q	5.85	8/1/35	310,000		289,167
JP Morgan Chase Capital XX,
Gtd. Notes, Ser. T	6.55	9/29/36	50,000		48,170
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	2,500,000	b	2,586,937
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000		2,744,758
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000		4,265,257
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,000,000		2,260,790
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000		768,743
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	1,000,000		1,029,533
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000		606,879
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,235,000		1,322,892
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000		604,738
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000		1,802,402
Merrill Lynch & Co.,
Notes	6.88	4/25/18	1,450,000		1,620,186
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		167,839
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	2,000,000	b	2,048,774
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000		1,630,653
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000		1,140,615
Morgan Stanley,

Sr. Unscd. Notes	5.75	10/18/16	175,000		187,220
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	1,100,000		1,198,135
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000		346,096
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	4.38	10/1/10	600,000		603,400
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000		1,241,671
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	100,000		94,653
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000		391,207
Toyota Motor Credit,
Sr. Unscd. Notes	4.35	12/15/10	150,000	b	151,851
					92,130,841
Diversified Metals & Mining--.5%
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	b	617,535
Alcoa,
Sr. Unscd. Notes	6.00	1/15/12	250,000		264,891
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	1,200,000		1,552,908
BHP-Billiton Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000		1,283,262
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	895,000		1,001,456
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000		1,114,222
Xstrata Canada,
Gtd. Notes	5.50	6/15/17	165,000		175,422
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		420,790
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	1,820,000		2,125,485
Vale Inco,
Unsub. Bonds	7.20	9/15/32	100,000		106,857
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000		566,701
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000		997,106
					10,226,635
Electric Utilities--1.5%
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000		163,105
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000		179,815
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		690,407
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		231,332
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	250,000		306,772
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000		223,047
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000		2,337,392
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		114,492

Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	1,710,000		1,980,163
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	75,000		80,723
Duke Energy Ohio,
Sr. Unscd. Bonds	5.70	9/15/12	185,000		200,181
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	2,500,000		2,716,700
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	7,000		7,366
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	1,210,000		1,330,658
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000		1,210,569
Florida Power & Light,
First Mortgage Debs.	5.65	2/1/35	25,000		27,650
Florida Power,
First Mortgage Bonds	6.40	6/15/38	1,000,000		1,212,310
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000		1,754,602
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000		31,045
MidAmerican Energy Holdings,
Sr. Unscd. Notes	5.88	10/1/12	950,000		1,035,183
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	1,250,000		1,404,635
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000		161,776
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000		1,888,972
Northern States Power,
First Mortgage Bonds	6.25	6/1/36	750,000		903,377
Ohio Power,
Sr. Unscd. Notes, Ser. F	5.50	2/15/13	1,500,000		1,632,790
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000		206,905
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000		292,542
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000		110,078
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000		530,600
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000		879,985
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000		1,159,744
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	500,000		517,500
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000		628,247
Public Service Company of
Colorado, First Mortgage
Bonds, Ser. 10	7.88	10/1/12	350,000		399,386
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000		243,140
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	b	242,450
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000		81,012

Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	530,154
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	112,823
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000	2,202,886
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	164,805
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000	1,720,722
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	563,309
				32,411,350
Food & Beverages--1.0%
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	1,000,000	1,099,945
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	161,307
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	2,767,140
Bottling Group,
Gtd. Notes	4.63	11/15/12	350,000	378,493
Coca-Cola Enterprises,
Sr. Unscd. Debs.	6.70	10/15/36	250,000	321,039
Coca-Cola Enterprises,
Sr. Unscd. Debs.	6.95	11/15/26	175,000	215,914
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/22	100,000	140,170
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	411,788
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	826,788
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	140,736
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	1,700,000	2,048,117
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,523,128
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	125,000	134,399
H.J. Heinz,
Sr. Unscd. Debs.	6.38	7/15/28	100,000	108,048
Hershey,
Sr. Unscd. Notes	5.30	9/1/11	750,000	782,925
Hershey,
Sr. Unscd. Debs.	8.80	2/15/21	30,000	40,588
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	447,824
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	2,975,000	3,441,052
Kraft Foods,
Sr. Unscd. Notes	6.25	6/1/12	225,000	244,890
Kroger,
Gtd. Notes	7.50	4/1/31	800,000	1,012,806
Nabisco,
Sr. Unscd. Debs.	7.55	6/15/15	640,000	765,239
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000	1,017,575
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,309,738

Safeway,
Sr. Unscd. Notes	4.95	8/16/10	125,000		125,132
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	210,000		228,074
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	300,000		316,841
SYSCO,
Sr. Unscd. Notes	5.38	9/21/35	350,000		375,176
					20,384,872
Foreign/Governmental--3.2%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	3,500,000		3,674,100
Asian Development Bank,
Sr. Unscd. Notes	4.50	9/4/12	1,750,000		1,884,297
European Investment Bank,
Sr. Unscd. Bonds	3.25	5/15/13	2,600,000		2,744,565
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	500,000		554,483
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000		390,247
European Investment Bank,
Sr. Unscd. Bonds	4.88	1/17/17	850,000		960,841
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000	b	4,235,164
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000		2,582,125
Federal Republic of Brazil,
Sr. Unscd. Bonds	7.13	1/20/37	575,000		715,875
Federal Republic of Brazil,
Unscd. Bonds	8.25	1/20/34	1,000,000		1,390,000
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	500,000		778,750
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000		598,964
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	9/20/12	1,530,000		1,639,155
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000	b	174,491
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	700,000		810,806
International Bank for
Reconstruction & Development,
Unsub. Bonds	7.63	1/19/23	700,000		982,013
Japan Finance,
Gov't Gtd. Bonds	2.00	6/24/11	2,500,000		2,524,693
KFW,
Govt Gtd. Bonds	4.00	10/15/13	1,400,000		1,513,859
KFW,
Gov't Gtd. Bonds	4.13	10/15/14	1,200,000		1,306,331
KFW,
Gov. Gtd. Bonds	4.50	7/16/18	1,800,000		2,004,232
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000		1,404,841
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000		718,531
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	25,000		32,143
Province of Manitoba Canada,

Sr. Unscd. Debs.	2.13	4/22/13	8,000,000		8,263,280
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000		13,906
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000		641,132
Province of Ontario Canada,
Sr. Unscd. Bonds	4.10	6/16/14	3,000,000		3,276,537
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000		1,137,792
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000		779,936
Province of Quebec Canada,
Bonds	5.13	11/14/16	3,725,000		4,284,566
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		276,314
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	250,000		346,171
Province of Saskatchewan Canada,
Debs.	7.38	7/15/13	500,000		586,750
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	625,000		680,937
Republic of Finland,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		32,543
Republic of Hungary,
Sr. Unscd. Notes	4.75	2/3/15	125,000	b	123,424
Republic of Italy,
Sr. Unscd. Notes	4.50	1/21/15	50,000	b	52,213
Republic of Italy,
Sr. Unscd. Notes	5.25	9/20/16	155,000	b	166,983
Republic of Italy,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000	b	1,544,101
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	550,000		544,464
Republic of Italy,
Sr. Unscd. Notes	6.00	2/22/11	1,725,000		1,765,339
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	610,000		720,361
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000		216,842
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,218,828
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	1,540,000		1,794,100
Republic of Poland,
Sr. Unscd. Notes	5.25	1/15/14	250,000		270,312
Republic of South Africa,
Sr. Unscd. Notes	6.50	6/2/14	170,000		192,525
Republic of South Africa,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000		2,485,875
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	791,000		878,999
United Mexican States,
Notes	5.95	3/19/19	1,200,000		1,360,800
United Mexican States,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000		1,601,300
					68,876,836
Health Care--1.0%
Abbott Laboratories,
Sr. Unscd. Notes	5.13	4/1/19	1,500,000		1,694,395

Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	170,000		201,657
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		337,165
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000		467,844
Amgen,
Sr. Unscd. Notes	6.40	2/1/39	570,000		685,085
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		645,460
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	700,000		834,860
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000		480,037
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		690,786
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		814,804
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		260,419
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	3,200,000		3,520,310
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		857,416
Johnson & Johnson,
Unscd. Debs.	4.95	5/15/33	170,000		177,229
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		563,870
Merck & Co.,
Gtd. Notes	5.30	12/1/13	1,000,000	a	1,125,556
Merck & Co.,
Sr. Unscd. Debs.	6.40	3/1/28	150,000		181,428
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	a	833,231
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000		2,901,036
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000		555,010
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000		55,616
Teva Pharmaceutical Finance,
Gtd. Debs.	6.15	2/1/36	85,000		100,621
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000		325,882
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000		943,299
Wellpoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000		1,094,267
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000		73,091
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000		414,422
WellPoint,
Sr. Unscd. Notes	6.80	8/1/12	300,000		329,258
Wyeth,
Gtd. Notes	5.50	2/1/14	150,000		169,861
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000		230,886
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		243,881
					21,808,682

Industrial--.2%
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	1/2/18	175,645		176,962
Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	2,000,000		2,276,286
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		813,593
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000		1,858,488
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	150,000		174,417
					5,299,746
Machinery--.1%
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000		440,814
Caterpillar,
Sr. Unscd. Debs.	7.30	5/1/31	125,000		162,709
Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000		921,245
					1,524,768
Manufacturing--.3%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000		863,028
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000		541,976
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000		1,104,007
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000		1,409,395
Honeywell International,
Sr. Unscd. Notes	6.13	11/1/11	175,000		186,224
Tyco International Finance,
Gtd. Notes	6.88	1/15/21	1,235,000		1,508,273
					5,612,903
Media--1.0%
CBS,
Gtd. Notes	5.50	5/15/33	250,000		239,798
CBS,
Gtd. Debs.	7.88	7/30/30	80,000	b	95,493
Comcast Cable Communications
Holdings, Gtd. Notes	8.38	3/15/13	4,000,000		4,662,868
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		420,891
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	600,000		616,696
Comcast,
Gtd. Notes	6.45	3/15/37	1,900,000		2,110,058
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000		504,014
COX Communications,
Unscd. Notes	7.13	10/1/12	275,000		306,150
News America Holdings,
Gtd. Debs.	7.75	12/1/45	100,000		122,000
News America Holdings,
Gtd. Debs.	8.25	8/10/18	150,000		189,495
News America,
Gtd. Notes	6.20	12/15/34	250,000		264,457
News America,
Gtd. Notes	6.40	12/15/35	1,000,000		1,084,531

News America,
Gtd. Notes	6.65	11/15/37	360,000		402,052
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000		951,662
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	2,500,000		2,685,975
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000		388,373
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000		595,294
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000		1,258,006
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000		370,615
Time Warner,
Gtd. Debs.	6.50	11/15/36	200,000		219,260
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000		1,332,124
Viacom,
Sr. Unscd. Notes	5.63	9/15/19	1,500,000		1,675,816
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000		270,891
Walt Disney,
Sr. Unscd. Notes, Ser. B	6.38	3/1/12	100,000		108,705
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000		192,679
Walt Disney,
Sr. Unscd. Debs.	7.55	7/15/93	100,000		122,907
					21,190,810
Oil & Gas--1.7%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	b	338,074
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000		135,285
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000		423,702
BP Capital Markets,
Gtd. Notes	5.25	11/7/13	2,500,000	b	2,529,015
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000		383,137
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	1,180,000		1,322,640
Conoco,
Sr. Unscd. Notes	6.95	4/15/29	125,000		155,161
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000		558,805
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000		1,245,215
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000		364,186
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000		735,084
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	1,055,000		1,174,548
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	995,000		1,103,933
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	75,000		85,997
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000		1,377,086

Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	218,649
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000	1,546,218
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	609,311
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000	1,234,748
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000	405,434
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	402,023
Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	21,066
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000	1,591,990
Nexen,
Sr. Unscd. Notes	5.20	3/10/15	150,000	164,604
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	126,508
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	1,000,000	1,245,164
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	626,897
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	67,649
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	217,201
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	1,760,000	1,861,221
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000	466,915
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	2,200,000	2,349,981
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000	677,464
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	475,630
Plains All America Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	573,224
Sempra Energy,
Sr. Unscd. Notes	6.00	10/15/39	1,100,000	1,204,587
Shell International Finance,
Gtd. Notes	5.63	6/27/11	500,000	523,275
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	613,055
Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000	279,052
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,786,435
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,072,457
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	217,474
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	420,029
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	78,554
Texas Eastern Transmission,
Sr. Unscd. Notes	7.30	12/1/10	140,000	142,762

Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	208,081
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	81,772
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	854,503
Transocean,
Sr. Unscd. Notes	7.50	4/15/31	875,000	825,730
Valero Energy,
Gtd. Notes	6.63	6/15/37	115,000	121,265
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	185,724
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	800,000	893,439
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	819,226
				37,141,185
Paper & Forest Products--.1%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	1,934,224

Property & Casualty Insurance--.7%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	397,104
Aetna,
Gtd. Debs.	7.63	8/15/26	50,000	54,509
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	137,876
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	175,000	177,097
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	350,000	405,996
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	577,500
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	955,000
AON,
Jr. Sub. Debs.	8.21	1/1/27	70,000	74,585
AXA,
Sub. Bonds	8.60	12/15/30	165,000	184,105
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	2,062,493
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	599,909
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	105,797
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000	610,624
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000	925,400
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	258,840
MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000	244,003
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	260,000	274,836
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,460,326
Nationwide Financial Services,
Sr. Unscd. Notes	6.25	11/15/11	350,000	365,977

Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000		219,352
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000		108,671
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000		371,685
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000		268,186
Prudential Financial,
Sr. Unscd. Notes	7.38	6/15/19	1,100,000		1,302,558
Swiss Re Solutions Holding,
Sr. Unscd. Notes	7.00	2/15/26	150,000		160,520
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000		1,077,679
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000		268,487
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000		352,068
XL Group,
Sr. Unscd. Notes	6.38	11/15/24	1,400,000		1,454,498
					15,455,681
Real Estate--.3%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000		528,215
Brandywine Operating Partnership,
Gtd. Notes	5.75	4/1/12	37,000		38,241
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000		647,403
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000		103,277
Prologis,
Sr. Unscd. Notes	5.63	11/15/16	2,400,000		2,262,749
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000		109,784
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000		213,007
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	1,400,000		1,547,840
					5,450,516
Retail--.7%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000		580,683
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	2,200,000		2,422,466
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000		112,676
CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000		550,345
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000		2,864,160
Lowe's,
Sr. Unscd. Notes	6.65	9/15/37	850,000		1,034,430
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000		1,211,950
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000		855,976
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000		459,185
Target,
Unscd. Notes	5.88	3/1/12	100,000	b	107,640

Target,
Sr. Unscd. Debs.	7.00	7/15/31	125,000		148,246
Target,
Sr. Unscd. Notes	7.00	1/15/38	380,000		482,397
Wal-Mart Stores,
Sr. Unscd. Notes	4.13	2/15/11	75,000		76,382
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000		626,994
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	2,270,000		2,754,359
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000		860,801
					15,148,690
State/Territory General Obligations--.4%
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000		716,184
State of California Build America
Taxable Various Purpose, Bonds	7.50	4/1/34	1,000,000		1,113,340
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	1,600,000		1,803,280
State of Illinois Taxable Pension
Funding, Bonds	5.10	6/1/33	3,630,000		2,951,335
State of New Jersey Build America
Turnpike Revenue, Bonds	7.41	1/1/40	780,000		954,509
					7,538,648
Technology--.3%
Electronic Data Systems,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	125,000	a	142,113
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		652,839
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		674,029
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		704,458
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	225,000		286,738
International Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000		88,184
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		411,316
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000		741,392
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	1,000,000		1,018,665
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,343,312
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		175,766
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		587,793
					6,826,605
Telecommunications--1.4%
America Movil,
Gtd. Notes	6.38	3/1/35	100,000		111,531
AT&T,
Sr. Unscd. Notes	5.10	9/15/14	250,000		280,329
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	775,000		848,628

AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000		1,675,335
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	1,000,000		1,153,153
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	612,555
BellSouth Telecommunications,
Sr. Unscd. Debs.	6.38	6/1/28	550,000		604,710
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000		112,386
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		621,259
British Telecommunications,
Sr. Unscd. Notes	9.88	12/15/30	175,000	a	227,944
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	850,000		1,125,624
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		584,453
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	630,000		697,702
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,216,908
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	150,000		154,017
France Telecom,
Sr. Unscd. Notes	8.50	3/1/31	220,000	a	307,120
GTE,
Gtd. Debs.	6.94	4/15/28	100,000		113,071
KPN,
Sr. Unscd. Bonds	8.00	10/1/10	250,000		252,887
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		334,938
Motorola,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000		1,622,721
New Cingular Wireless Services,
Sr. Unscd. Notes	7.88	3/1/11	1,225,000		1,275,645
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	250,000		280,305
New Cingular Wireless Services,
Sr. Unscd. Notes	8.75	3/1/31	720,000		1,008,096
New Jersey Bell Telephone,
Sr. Unscd. Debs.	8.00	6/1/22	25,000		30,668
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000		362,235
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		319,275
Rogers Communications,
Gtd. Notes	6.38	3/1/14	760,000		868,161
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	3,000,000		3,140,487
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	900,000		949,793
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000		105,425
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000		194,845
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000		1,349,887

Telefonica Europe,
Gtd. Notes	7.75	9/15/10	200,000		201,549
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000		1,684,197
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		592,632
Verizon Communications,
Sr. Unscd. Notes	7.38	9/1/12	500,000		564,417
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000		883,289
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	1,000,000		1,445,920
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		614,629
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	1,000,000		1,075,230
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		155,890
					29,759,846
Transportation--.2%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		118,682
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000		130,464
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000		122,307
CSX,
Sr. Unscd. Notes	6.15	5/1/37	1,100,000		1,215,084
Federal Express,
Sr. Unscd. Notes	9.65	6/15/12	225,000		257,231
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000		10,839
Norfolk Southern,
Sr. Unscd. Notes	7.05	5/1/37	825,000		1,022,898
Norfolk Southern,
Sr. Unscd. Notes	7.80	5/15/27	250,000		321,902
Union Pacific,
Sr. Unscd. Debs.	6.63	2/1/29	325,000		378,330
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		512,637
United Parcel Service,
Sr. Unscd. Debs.	8.38	4/1/20	10,000	a	13,502
					4,103,876
U.S. Government Agencies--6.3%
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	2,750,000		2,783,641
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	2,700,000		3,117,647
Federal Home Loan Banks,
Bonds, Ser. 421	3.88	6/14/13	2,500,000		2,707,405
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	6,800,000		7,373,294
Federal Home Loan Banks,
Bonds, Ser. 616	4.63	2/18/11	1,000,000		1,023,684
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000,000		5,428,200
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000		1,143,383
Federal Home Loan Banks,
Bonds	4.88	11/18/11	3,000,000		3,171,606
Federal Home Loan Banks,

Bonds, Ser. 1	4.88	5/17/17	2,000,000		2,315,194
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000		3,025,552
Federal Home Loan Banks,
Bonds	5.13	8/14/13	1,260,000		1,417,322
Federal Home Loan Banks,
Bonds	5.38	8/19/11	3,400,000		3,573,879
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000		379,197
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000		349,429
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000		557,513
Federal Home Loan Mortgage Corp.,
Notes	2.50	4/23/14	4,800,000	c	5,015,726
Federal Home Loan Mortgage Corp.,
Notes	4.13	9/27/13	3,800,000	c	4,168,494
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000	c	2,234,135
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	3,200,000	c	3,485,894
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000	c	1,557,935
Federal Home Loan Mortgage Corp.,
Notes	4.75	1/18/11	1,250,000	c	1,276,235
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	1,000,000	c	1,124,348
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	c	1,440,542
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	c	956,838
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,125,000	c	1,225,080
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	c	873,531
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	c	760,450
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	6,000,000	c	6,287,148
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000	c	2,465,864
Federal Home Loan Mortgage Corp.,
Notes	5.50	9/15/11	500,000	c	528,766
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	2,500,000	c	2,688,495
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	c	1,286,154
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	c	529,799
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	c,d	1,969,637
Federal National Mortgage
Association, Notes	1.75	8/10/12	7,800,000	c	7,970,984
Federal National Mortgage
Association, Notes	2.00	1/9/12	3,700,000	c	3,782,606
Federal National Mortgage
Association, Notes	2.63	11/20/14	6,800,000	c	7,142,509
Federal National Mortgage
Association, Notes	2.75	3/13/14	4,500,000	c	4,743,054
Federal National Mortgage

Association, Bonds	4.38	3/15/13	7,605,000	c	8,302,044
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000	c	956,203
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,400,000	c	1,554,956
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000	c	1,690,935
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000	c	230,357
Federal National Mortgage
Association, Notes	5.00	3/15/16	240,000	c	278,458
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	c	1,392,463
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000	c	403,494
Federal National Mortgage
Association, Sr. Sub. Notes	5.25	8/1/12	1,000,000	c	1,078,836
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	c	1,436,986
Federal National Mortgage
Association, Notes	5.38	11/15/11	1,250,000	c	1,329,796
Federal National Mortgage
Association, Notes	5.50	3/15/11	1,200,000	c	1,238,699
Federal National Mortgage
Association, Bonds	6.00	5/15/11	2,450,000	c	2,559,655
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	c	1,457,661
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	c	1,685,456
Federal National Mortgage
Association, Notes	6.63	11/15/10	3,350,000	c	3,412,856
Financing (FICO),
Sr. Unscd. Bonds	8.60	9/26/19	40,000		56,616
Financing (FICO),
Sr. Unscd. Bonds, Ser. E	9.65	11/2/18	510,000		761,392
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000		829,411
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000		784,192
Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	1,750,000		1,981,983
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000		205,747
					135,509,366
U.S. Government Agencies/Mortgage-Backed--34.0%
Federal Home Loan Mortgage Corp.:
2.38%, 2/1/35			629,093	a,c	643,911
2.63%, 4/1/33			18,605	a,c	19,227
3.00%, 12/1/34			39,925	a,c	41,197
3.50%, 6/1/19			33,233	c	34,245
4.00%, 8/1/18 - 5/1/39			18,379,679	c	19,103,883
4.50%, 11/1/10 - 5/1/40			50,455,095	c	53,032,585
4.69%, 6/1/34			36,201	a,c	38,052
4.71%, 2/1/34			492,379	a,c	513,331
4.73%, 8/1/35			433,154	a,c	450,068
4.99%, 6/1/35			14,219	a,c	14,967
5.00%, 12/1/17 - 9/1/39			50,745,555	c	54,205,001
5.00%, 12/1/34			54,393	a,c	56,746
5.10%, 8/1/34			23,593	a,c	25,166
5.22%, 11/1/33			24,504	a,c	25,920

5.27%, 3/1/37	304,746	a,c	321,703
5.43%, 3/1/36	18,612	a,c	19,567
5.43%, 2/1/37	968,655	a,c	1,028,188
5.50%, 8/1/16 - 1/1/40	48,032,760	c	51,816,589
5.62%, 4/1/36	623,498	a,c	662,495
5.71%, 8/1/37	166,122	a,c	176,788
6.00%, 12/1/13 - 10/1/38	28,408,105	c	30,932,185
6.02%, 6/1/36	9,580	a,c	9,915
6.50%, 12/1/12 - 3/1/39	14,329,453	c	15,741,533
7.00%, 12/1/12 - 7/1/37	384,570	c	434,269
7.50%, 9/1/10 - 11/1/33	156,324	c	178,329
8.00%, 2/1/17 - 10/1/31	83,891	c	96,732
8.50%, 10/1/18 - 6/1/30	3,075	c	3,492
Federal National Mortgage Association:
5.50%	15,000,000	c,e	16,164,840
2.50%, 6/1/34	313,325	a,c	327,220
2.59%, 1/1/35	493,595	a,c	514,605
2.78%, 11/1/32	18,419	a,c	19,159
3.07%, 10/1/34	26,699	a,c	27,623
3.85%, 9/1/35	821,045	a,c	852,445
3.97%, 9/1/33	14,320	a,c	14,789
4.00%, 9/1/18 - 8/1/39	36,538,613	c	37,829,396
4.09%, 9/1/33	42,629	a,c	43,737
4.17%, 6/1/34	101,487	a,c	105,383
4.50%, 4/1/18 - 6/1/40	96,162,761	c	101,025,197
4.56%, 8/1/35	115,280	a,c	119,759
4.57%, 3/1/34	501,233	a,c	521,972
4.89%, 5/1/33	22,180	a,c	23,351
4.99%, 12/1/35	23,354	a,c	24,243
5.00%, 11/1/17 - 6/1/40	85,291,622	c	91,088,580
5.00%, 1/1/35	29,726	a,c	31,762
5.01%, 11/1/36	413,868	a,c	432,797
5.19%, 6/1/35	97,458	a,c	104,346
5.26%, 11/1/35	19,796	a,c	21,236
5.38%, 2/1/37	693,544	a,c	735,182
5.50%, 2/1/14 - 12/1/38	71,843,402	c	77,571,969
5.65%, 3/1/37	127,555	a,c	135,802
5.94%, 12/1/36	60,096	a,c	63,877
5.94%, 2/1/37	8,235	a,c	8,791
5.97%, 11/1/36	63,335	a,c	67,358
6.00%, 6/1/11 - 11/1/38	43,528,238	c	47,431,144
6.50%, 1/1/11 - 9/1/38	11,265,808	c	12,410,058
7.00%, 4/1/11 - 3/1/38	1,564,335	c	1,749,335
7.50%, 8/1/15 - 6/1/31	181,898	c	207,452
8.00%, 2/1/13 - 8/1/30	58,760	c	66,643
8.50%, 9/1/15 - 7/1/30	25,136	c	27,804
9.00%, 4/1/16 - 10/1/30	3,205	c	3,756
Government National Mortgage Association I:
4.50%	6,400,000	e	6,750,003
4.50%, 1/15/19 - 4/15/40	14,833,484		15,686,671
5.00%, 1/15/17 - 4/15/40	39,124,378		42,207,897
5.50%, 9/15/20 - 11/15/38	20,858,428		22,729,940
6.00%, 10/15/13 - 4/15/39	15,625,046		17,144,588
6.50%, 2/15/24 - 2/15/39	4,275,347		4,726,264
7.00%, 10/15/11 - 8/15/32	207,476		238,219
7.50%, 9/15/11 - 10/15/32	147,860		168,669
8.00%, 2/15/17 - 3/15/32	40,558		47,338
8.25%, 6/15/27	3,868		4,536
8.50%, 10/15/26	11,678		13,770
9.00%, 2/15/22 - 2/15/23	11,599		13,594

Government National Mortgage Association II:
3.50%, 5/20/34	27,738	27,657
6.50%, 2/20/28	1,923	2,204
8.50%, 7/20/25	1,367	1,598
		729,160,643
U.S. Government Securities--33.4%
U.S. Treasury Bonds:
3.50%, 2/15/39	2,500,000	2,296,095
4.25%, 5/15/39	5,200,000	5,441,311
4.38%, 2/15/38	2,480,000	2,656,313
4.38%, 11/15/39	6,200,000	6,621,408
4.38%, 5/15/40	8,075,000	8,632,716
4.50%, 2/15/36	3,800,000	4,166,939
4.50%, 5/15/38	2,900,000	3,166,890
4.50%, 8/15/39	5,600,000	6,101,374
4.63%, 2/15/40	6,300,000	7,006,784
4.75%, 2/15/37	1,800,000	2,049,750
5.00%, 5/15/37	2,055,000	2,430,681
5.25%, 11/15/28	1,440,000	1,737,225
5.25%, 2/15/29	1,200,000	1,447,126
5.38%, 2/15/31	1,405,000	1,726,613
5.50%, 8/15/28	2,175,000	2,697,000
6.00%, 2/15/26	1,600,000	2,073,501
6.13%, 11/15/27	1,605,000	2,121,359
6.13%, 8/15/29	1,350,000	1,795,711
6.25%, 8/15/23	2,610,000	3,402,380
6.25%, 5/15/30	2,400,000	3,246,374
6.38%, 8/15/27	1,300,000	1,759,672
6.50%, 11/15/26	770,000	1,051,651
6.63%, 2/15/27	800,000	1,106,750
6.88%, 8/15/25	1,000,000	1,395,156
7.13%, 2/15/23	1,575,000	2,192,449
7.25%, 5/15/16	2,300,000	2,968,079
7.25%, 8/15/22	870,000	1,218,136
7.50%, 11/15/24	1,900,000	2,770,734
7.63%, 2/15/25	660,000	974,944
7.88%, 2/15/21	805,000	1,158,571
8.00%, 11/15/21	2,670,000	3,903,206
8.13%, 8/15/19	2,050,000	2,937,427
8.13%, 5/15/21	1,500,000	2,198,907
8.75%, 5/15/17	775,000	1,095,354
8.75%, 5/15/20	775,000	1,163,953
8.75%, 8/15/20	2,000,000	3,013,438
8.88%, 8/15/17	2,725,000	3,901,434
8.88%, 2/15/19	1,000,000	1,481,719
9.00%, 11/15/18	660,000	983,451
U.S. Treasury Notes:
0.63%, 6/30/12	26,500,000	26,549,714
0.75%, 11/30/11	15,000,000	15,073,245
0.88%, 2/29/12	17,500,000	17,618,947
1.00%, 9/30/11	9,000,000	9,067,500
1.00%, 4/30/12	10,400,000	10,492,622
1.13%, 1/15/12	14,000,000	14,146,020
1.38%, 2/15/12	10,800,000	10,956,935
1.38%, 5/15/12	5,000,000	5,078,320
1.38%, 9/15/12	18,000,000	18,300,942
1.38%, 1/15/13	7,300,000	7,423,757
1.38%, 2/15/13	6,700,000	6,813,062
1.38%, 3/15/13	7,000,000	7,119,742
1.50%, 7/15/12	9,500,000	9,684,433

1.50%, 12/31/13	6,800,000		6,920,598
1.75%, 11/15/11	13,000,000		13,233,090
1.75%, 8/15/12	15,000,000		15,366,795
1.75%, 4/15/13	11,000,000		11,297,407
1.75%, 1/31/14	4,900,000		5,027,478
1.75%, 3/31/14	3,200,000		3,278,250
1.88%, 6/15/12	7,800,000		7,999,267
1.88%, 2/28/14	2,900,000		2,985,640
1.88%, 4/30/14	8,915,000		9,167,125
1.88%, 6/30/15	10,000,000		10,148,440
2.13%, 11/30/14	13,650,000		14,095,754
2.13%, 5/31/15	8,700,000		8,944,009
2.25%, 5/31/14	3,500,000		3,647,658
2.38%, 8/31/14	5,500,000		5,746,213
2.38%, 10/31/14	13,000,000		13,565,708
2.38%, 2/28/15	8,500,000		8,856,634
2.38%, 3/31/16	4,000,000		4,105,624
2.50%, 3/31/13	2,600,000		2,727,156
2.50%, 3/31/15	6,500,000	b	6,805,221
2.50%, 4/30/15	8,650,000	b	9,052,095
2.63%, 6/30/14	9,000,000		9,502,029
2.63%, 7/31/14	5,000,000		5,276,175
2.63%, 12/31/14	4,400,000		4,632,034
2.63%, 2/29/16	300,000		312,328
2.75%, 11/30/16	10,000,000		10,358,600
2.75%, 5/31/17	6,400,000		6,592,998
2.75%, 2/15/19	8,200,000		8,257,654
2.88%, 1/31/13	3,495,000		3,692,139
3.00%, 9/30/16	5,500,000		5,794,767
3.00%, 2/28/17	9,500,000		9,952,732
3.13%, 4/30/13	6,600,000		7,042,405
3.13%, 9/30/13	3,000,000		3,211,173
3.13%, 10/31/16	5,000,000		5,296,875
3.13%, 1/31/17	9,600,000		10,141,498
3.13%, 4/30/17	6,600,000		6,959,905
3.13%, 5/15/19	7,900,000		8,140,705
3.25%, 5/31/16	2,500,000		2,679,102
3.25%, 6/30/16	4,600,000	b	4,926,674
3.25%, 7/31/16	2,500,000		2,676,952
3.25%, 12/31/16	4,700,000		5,001,829
3.25%, 3/31/17	3,000,000		3,187,968
3.38%, 11/30/12	790,000	b	841,720
3.38%, 6/30/13	3,425,000		3,682,680
3.38%, 7/31/13	6,500,000		6,996,639
3.38%, 11/15/19	11,000,000		11,469,216
3.50%, 5/31/13	2,370,000		2,554,602
3.50%, 2/15/18	6,035,000		6,516,859
3.50%, 5/15/20	9,100,000		9,557,885
3.63%, 5/15/13	2,700,000		2,918,109
3.63%, 8/15/19	9,400,000		10,021,284
3.63%, 2/15/20	13,100,000		13,907,497
3.75%, 11/15/18	6,515,000		7,095,754
3.88%, 2/15/13	1,150,000		1,245,054
3.88%, 5/15/18	6,200,000		6,850,516
4.00%, 2/15/14	2,700,000		2,981,602
4.00%, 2/15/15	3,600,000		4,005,562
4.00%, 8/15/18	3,500,000		3,888,010
4.13%, 8/31/12	1,200,000		1,289,344
4.13%, 5/15/15	2,000,000		2,240,938
4.25%, 9/30/12	800,000		863,875

4.25%, 8/15/13	2,800,000	3,089,187
4.25%, 11/15/13	3,921,000	4,346,797
4.25%, 8/15/14	2,700,000	3,025,477
4.25%, 11/15/14	7,400,000	8,309,393
4.25%, 8/15/15	1,305,000	1,472,510
4.25%, 11/15/17	2,530,000	2,866,609
4.38%, 8/15/12	225,000	242,736
4.50%, 9/30/11	676,000	708,506
4.50%, 11/30/11	3,500,000	3,692,090
4.50%, 3/31/12	2,950,000	3,149,125
4.50%, 11/15/15	3,800,000	4,351,893
4.50%, 2/15/16	425,000	485,596
4.50%, 5/15/17	1,800,000	2,062,829
4.63%, 8/31/11	700,000	732,184
4.63%, 10/31/11	4,300,000	4,529,448
4.63%, 11/15/16	2,000,000	2,300,938
4.63%, 2/15/17	2,252,000	2,592,088
4.75%, 3/31/11	1,800,000	1,853,719
4.75%, 5/15/14	2,400,000	2,726,626
4.75%, 8/15/17	2,300,000	2,679,679
4.88%, 8/15/16	2,530,000	2,949,229
5.00%, 8/15/11	4,125,000	4,325,933
5.13%, 5/15/16	1,350,000	1,587,304
		716,031,566
Total Bonds and Notes
(cost $2,012,032,417)		2,128,663,273

Other Investment--2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $45,253,000)	45,253,000 [f]	45,253,000

Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $17,733,953)	17,733,953 [f]	17,733,953

Total Investments (cost $2,075,019,370)	102.2%	2,191,650,226
Liabilities, Less Cash and Receivables	(2.2%)	(47,325,879)
Net Assets	100.0%	2,144,324,347

a Variable rate security--interest rate subject to periodic change.
b Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is
$33,028,380 and the total market value of the collateral held by the fund is $33,926,615, consisting of cash collateral of $17,733,953 and U.S. Government and Agency securities valued at $16,192,662.
c On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Purchased on a forward commitment basis.
f Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $2,075,019,370.
Net unrealized appreciation on investments was $116,630,856 of which $118,148,050 related to appreciated investment securities and $1,517,194 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	73.7
Corporate Bonds	19.0
Foreign/Governmental	3.2
Money Market Investments	2.9
Asset/Mortgage-Backed	3.0
State/Government General Obligations	.4
102.2

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	4,308,420	-	4,308,420
Commercial Mortgage-Backed	-	59,020,259	-	59,020,259
Corporate Bonds+	-	408,217,535	-	408,217,535
Foreign Government	-	68,876,836	-	68,876,836
Municipal Bonds	-	7,538,648	-	7,538,648
Mutual Funds	62,986,953	-	-	62,986,953
U.S. Government Agencies/Mortgage-Backed	-	864,670,009	-	864,670,009
U.S. Treasury	-	716,031,566	-	716,031,566

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates fair value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fair value of a financial instrument is the amount that would be Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2010 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--10.7%
Autoliv	107,040	6,148,377
Carnival	75,850	2,630,478
Home Depot	152,780	4,355,758
Las Vegas Sands	63,920 a	1,716,891
Mattel	149,110	3,155,168
Newell Rubbermaid	324,340	5,027,270
News, Cl. A	753,030	9,827,041
Nordstrom	144,360	4,908,240
Stanley Black and Decker	47,530	2,757,691
Target	228,800	11,742,016
Time Warner	189,433	5,959,562
		58,228,492
Consumer Staples--11.1%
Clorox	92,250	5,985,180
CVS Caremark	123,640	3,794,512
Energizer Holdings	100,810 a	6,201,831
Nestle, ADR	131,760	6,502,356
PepsiCo	214,560	13,927,090
Philip Morris International	169,060	8,628,822
Unilever, ADR	389,180 b	11,142,223
Wal-Mart Stores	79,210	4,054,760
		60,236,774
Energy--11.8%
Alpha Natural Resources	68,600 a	2,629,438
Anadarko Petroleum	98,850	4,859,466
Apache	29,520	2,821,522
Chevron	121,580	9,265,612
ConocoPhillips	142,500	7,868,850
ENSCO, ADR	116,030	4,851,214
EOG Resources	44,160	4,305,600

Hess	142,830	7,654,260
Newfield Exploration	136,890 a	7,318,139
Occidental Petroleum	122,270	9,528,501
Valero Energy	184,500	3,134,655
		64,237,257
Exchange Traded Funds--1.0%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	49,000 b	5,403,230
Financial--14.0%
American Express	193,850	8,653,464
Bank of America	942,340	13,230,454
Capital One Financial	179,440	7,595,695
Franklin Resources	38,970	3,919,603
Genworth Financial, Cl. A	339,450 a	4,609,731
Goldman Sachs Group	17,300	2,609,186
JPMorgan Chase & Co.	339,070	13,657,740
Lincoln National	175,390	4,567,156
MetLife	139,040	5,848,022
Morgan Stanley	111,090	2,998,319
Wells Fargo & Co.	240,350	6,664,905
XL Group	100,490	1,781,688
		76,135,963
Health Care--14.1%
Alexion Pharmaceuticals	52,160 a	2,835,417
Allscripts-Misys Healthcare Solutions	157,300 a	2,625,337
AmerisourceBergen	252,910	7,579,713
Amgen	58,490 a	3,189,460
Amylin Pharmaceuticals	313,660 a,b	5,934,447
CIGNA	115,470	3,551,857
Covidien	80,140	2,990,825
Gilead Sciences	116,630 a	3,886,112
Hospira	76,730 a	3,997,633
Human Genome Sciences	239,320 a	6,207,961
King Pharmaceuticals	306,480 a	2,684,765
Mednax	47,230 a	2,226,895
Merck & Co.	148,157	5,105,490

Pfizer	794,894	11,923,410
St. Jude Medical	70,970 a	2,609,567
Thermo Fisher Scientific	55,590 a	2,493,767
Universal Health Services, Cl. B	88,340	3,177,590
Zimmer Holdings	71,310 a	3,778,717
		76,798,963
Industrial--9.5%
AMR	319,020 a	2,258,661
Caterpillar	118,950	8,296,762
Cummins	58,100	4,625,341
Dover	142,660	6,843,400
General Electric	257,200	4,146,064
Norfolk Southern	137,970	7,763,572
Raytheon	137,630	6,368,140
Textron	227,860	4,730,374
Tyco International	177,400	6,790,872
		51,823,186
Information Technology--18.9%
Apple	69,280 a	17,822,280
BMC Software	109,660 a	3,901,703
Cisco Systems	417,030 a	9,620,882
EMC	422,750 a	8,366,222
Google, Cl. A	18,530 a	8,984,270
Hewlett-Packard	67,700	3,116,908
Informatica	241,270 a	7,269,465
International Business Machines	59,310	7,615,404
Microsoft	488,260	12,601,991
Oracle	433,720	10,253,141
QUALCOMM	78,130	2,975,190
Research In Motion	81,770 a	4,704,228
Teradata	177,980 a	5,659,764
		102,891,448
Materials--2.0%
CF Industries Holdings	45,540	3,697,393
E.I. du Pont de Nemours & Co.	175,450	7,135,551
		10,832,944
Telecommunication Services--2.9%

AT & T	416,170	10,795,450
Motorola	691,280 a	5,177,687
		15,973,137
Utilities--3.8%
American Electric Power	102,770	3,697,665
Entergy	71,470	5,539,640
PG & E	94,920	4,214,448
Public Service Enterprise Group	214,870	7,069,223
		20,520,976
Total Common Stocks
(cost $481,441,304)		543,082,370

Other Investment--.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $992,000)	992,000 [c]	992,000
Investment of Cash Collateral for
Securities Loaned--3.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $16,286,193)	16,286,193 [c]	16,286,193
Total Investments (cost $498,719,497)	103.0%	560,360,563
Liabilities, Less Cash and Receivables	(3.0%)	(16,478,088)
Net Assets	100.0%	543,882,475

a	Non-income producing security.
b

Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is $15,975,048 and the total market value of the collateral held by the fund is $16,286,193.

c	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $498,719,497. Net unrealized appreciation on investments was $61,641,066 of which $77,662,985 related to appreciated investment securities and $16,021,919 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	18.9
Health Care	14.1
Financial	14.0
Energy	11.8
Consumer Staples	11.1
Consumer Discretionary	10.7
Industrial	9.5
Utilities	3.8
Money Market Investments	3.2
Telecommunication Services	2.9
Materials	2.0
Exchange Traded Funds	1.0
103.0
† Based on net assets.

100-808-95

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

       Level 1 - unadjusted quoted prices in active markets for identical investments.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	504,330,742	-	-	504,330,742
Equity Securities - Foreign+	33,348,398	-	-	33,348,398
Mutual Funds/Exchange Traded Funds	22,681,423	-	-	22,681,423
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange, are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
July 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--16.9%	Principal Amount ($)	Value ($)
Banco Santander SA (Yankee)
0.75%, 8/16/10	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.54%, 9/20/10	20,000,000	19,999,997
Nordea Bank Finland (Yankee)
0.52%, 9/27/10	20,000,000	20,000,632
Royal Bank of Scotland PLC (Yankee)
0.60%, 9/7/10	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $80,000,629)		80,000,629
Commercial Paper--29.6%
ANZ International Ltd.
0.42%, 10/12/10	20,000,000 a	19,983,200
Commonwealth Bank of Australia
0.36%, 8/6/10	20,000,000 a	19,999,000
General Electric Capital Corp.
0.48%, 8/26/10	20,000,000	19,993,333
NRW Bank
0.47%, 9/22/10	20,000,000 a	19,986,422
Societe Generale N.A. Inc.
0.59%, 9/27/10	20,000,000	19,981,317
U.S. Bank NA
0.36%, 9/28/10	20,000,000	19,988,400
UBS Finance Delaware Inc.
0.19%, 8/2/10	20,000,000	19,999,895
Total Commercial Paper
(cost $139,931,567)		139,931,567
Asset-Backed Commercial Paper--25.3%
Atlantis One Funding Corp.
0.51%, 9/7/10	20,000,000 a	19,989,517
Cancara Asset Securitisation

0.56%, 9/14/10	20,000,000 a	19,986,311
CHARTA
0.50%, 8/23/10	20,000,000 a	19,993,889
Clipper Receivables Co., LLC
0.46%, 10/1/10	20,000,000 a	19,984,411
LMA Americas LLC
0.55%, 9/22/10	20,000,000 a	19,984,111
Solitaire Funding
0.57%, 9/22/10	20,000,000 a	19,983,533
Total Asset-Backed Commercial Paper
(cost $119,921,772)		119,921,772
Corporate Note--4.2%
Bank of America Securities LLC
0.36%, 8/2/10
(cost $20,000,000)	20,000,000	20,000,000
Time Deposits--11.2%
Commerzbank (Grand Cayman)
0.21%, 8/2/10	20,000,000	20,000,000
KBC Bank (Grand Cayman)
0.20%, 8/2/10	13,000,000	13,000,000
Natixis (Grand Cayman)
0.22%, 8/2/10	20,000,000	20,000,000
Total Time Deposits
(cost $53,000,000)		53,000,000
Repurchase Agreement--12.7%
RBS Securities, Inc.
0.21%, dated 7/30/10, due 8/2/10 in the amount of
$60,001,050 (fully collateralized by $60,620,000 U.S.
Treasury Notes, 0.875%, due 2/29/12, value
$61,201,593)
(cost $60,000,000)	60,000,000	60,000,000
Total Investments (cost $472,853,968)	99.9%	472,853,968
Cash and Receivables (Net)	.1%	650,256
Net Assets	100.0%	473,504,224

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to $179,890,394 or 38.0% of net assets.

At July 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	472,853,968
Level 3 - Significant Unobservable Inputs	-
Total	472,853,968

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Fund
July 31, 2010 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Consumer Discretionary--26.6%
AFC Enterprises	15,820 a	149,815
American Axle & Manufacturing Holdings	101,600 a	945,896
AnnTaylor Stores	31,080 a,b	545,143
ArvinMeritor	98,260 a,b	1,612,447
Bebe Stores	93,960	559,062
Belo, Cl. A	184,270 a	1,114,834
Brinker International	53,300	837,876
CBS, Cl. B	35,070	518,335
CDI	22,550	378,840
Dana Holding	88,550 a	1,051,974
Furniture Brands International	110,870 a,b	612,002
HNI	14,170	366,153
ICF International	24,450 a	562,350
Interpublic Group of Cos.	183,010 a	1,672,711
Kelly Services, Cl. A	20,580 a	304,584
Liz Claiborne	279,260 a,b	1,323,692
Meritage Homes	37,280 a	655,382
Modine Manufacturing	69,640 a	706,846
Mohawk Industries	7,710 a	377,250
OfficeMax	47,210 a	674,631
Orient-Express Hotels, Cl. A	98,420 a	896,606
Saks	180,250 a,b	1,479,853
ScanSource	57,260 a	1,579,231
SFN Group	42,490 a	318,250
Steelcase, Cl. A	87,320	603,381
Wet Seal, Cl. A	61,700 a	208,546
Wright Express	11,830 a	413,932
		20,469,622
Consumer Staples--2.5%

B&G Foods, Cl. A	41,130	471,761
Dole Food Company	42,930	469,654
Nash Finch	23,930	940,928
		1,882,343
Energy--7.3%
Comstock Resources	21,820 a	552,264
Gulfport Energy	32,270 a	421,446
Helix Energy Solutions Group	112,940 a	1,060,507
Key Energy Services	88,140 a,b	851,432
Matrix Service	33,790 a	327,425
PetroHawk Energy	12,220 a	192,709
PNM Resources	133,480 b	1,579,068
Resolute Energy	53,520 a,b	636,888
		5,621,739
Financial--13.4%
CB Richard Ellis Group, Cl. A	66,030 a	1,122,510
Chimera Investment	159,420	616,955
FBR Capital Markets	229,400 a	757,020
First Midwest Bancorp	30,890	388,596
Glacier Bancorp	24,140	385,757
Janus Capital Group	114,250	1,197,340
Jones Lang LaSalle	9,080 a	703,337
PacWest Bancorp	20,370 b	426,344
Portfolio Recovery Associates	24,760 a,b	1,725,277
PrivateBancorp	92,110	1,139,401
TradeStation Group	130,220 a	832,106
Waddell & Reed Financial, Cl. A	12,750	303,833
Wilmington Trust	72,520 b	735,353
		10,333,829
Health Care--10.2%
Abraxis Bioscience	9,870 a	743,112
Align Technology	86,180 a	1,495,223
Emergent Biosolutions	115,610 a	2,146,878
Genoptix	56,840 a	982,195
King Pharmaceuticals	158,060 a	1,384,606
Onyx Pharmaceuticals	12,130 a	315,380
Pain Therapeutics	137,410 a,b	803,848

		7,871,242
Industrial--18.3%
Actuant, Cl. A	77,310	1,594,132
AGCO	5,970 a	207,517
Altra Holdings	58,330 a	845,785
Babcock and Wilcox	190 a	4,323
Columbus McKinnon	41,840 a	658,143
Con-way	51,010 b	1,718,527
Forrester Research	19,250 a	621,390
Kaman	42,760	976,638
Lennox International	21,280	929,298
Myers Industries	40,860	323,203
Old Dominion Freight Line	19,240 a,b	758,633
Saia	36,130 a	545,563
Simpson Manufacturing	55,630	1,434,698
Sterling Construction	38,380 a	475,528
UAL	33,970 a,b	806,448
US Airways Group	37,680 a,b	408,828
UTi Worldwide	52,100	761,181
WESCO International	27,680 a	994,542
		14,064,377
Information Technology--14.9%
Blue Nile	22,130 a,b	1,126,417
Brocade Communications Systems	50,170 a	248,341
Cadence Design Systems	98,810 a	687,718
DealerTrack Holdings	94,530 a	1,475,613
Emulex	24,180 a	210,366
Encore Wire	29,206	621,504
MICROS Systems	40,390 a	1,445,154
Microsemi	50,460 a	805,342
Omnicell	53,920 a,b	664,294
Rovi	39,490 a,b	1,757,305
Take-Two Interactive Software	46,430 a	475,908
Vishay Intertechnology	171,020 a	1,451,960
Vishay Precision Group	12,421 a	157,131
Websense	18,440 a	342,246
		11,469,299

Materials--.7%
Griffon	38,950 a,b	528,162
Telecommunications--2.3%
Cbeyond	40,630 a,b	618,795
General Communication, Cl. A	31,010 a	262,965
Leap Wireless International	3,340 a	39,713
PAETEC Holding	204,960 a	805,493
		1,726,966
Utilities--2.9%
Great Plains Energy	51,790	929,113
Portland General Electric	67,905	1,296,985
		2,226,098
Total Common Stocks
(cost $77,168,044)		76,193,677

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $780,000)	780,000 [c]	780,000
Investment of Cash Collateral for
Securities Loaned--13.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $10,343,173)	10,343,173 [c]	10,343,173
Total Investments (cost $88,291,217)	113.5%	87,316,850
Liabilities, Less Cash and Receivables	(13.5%)	(10,414,245)
Net Assets	100.0%	76,902,605

a	Non-income producing security.
b

Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is $10,264,821 and the total market value of the collateral held by the fund is $10,343,173.

c	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $88,291,217. Net unrealized depreciation on investments was $974,367 of which $4,856,860 related to appreciated investment securities and $5,840,227 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	26.6
Industrial	18.3
Information Technology	14.9
Money Market Investments	14.4
Financial	13.4
Health Care	10.2
Energy	7.3
Utilities	2.9
Consumer Staples	2.5
Telecommunications	2.3
Materials	.7
113.5
† Based on net assets.

100-309-98

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	74,535,890	-	-	74,535,890
Equity Securities - Foreign+	1,657,787	-	-	1,657,787
Mutual Funds	11,123,173	-	-	11,123,173
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Income Fund
July 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.4%	Rate (%)	Date	Amount ($)		Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	34,000		34,000
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	60,000		59,400
					93,400
Agricultural--1.7%
Altria Group,
Gtd. Notes	9.70	11/10/18	445,000		583,904
Asset-Backed Ctfs./Auto Receivables--6.9%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	95,000	a	96,605
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	70,000		73,702
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. D	6.65	7/17/17	70,000		72,306
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	296,493	a	283,383
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	20,000		20,639
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	255,000		258,659
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	250,000	a	250,265
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. D	6.89	5/15/13	625,000	a	651,808
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	250,000	a	265,389
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	250,000	a	258,195
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	75,000	a	77,143
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	37,977	a	36,402
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	45,000		46,099
					2,390,595
Asset-Backed Ctfs./Credit Cards--.3%
American Express Credit Account
Master Trust, Ser. 2007-1,
Cl. C	0.61	9/15/14	100,000	a,b	99,201
Asset-Backed Ctfs./Home Equity Loans--1.1%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A3	0.51	4/25/36	78,710	b	53,922
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.65	10/25/35	58,014	b	54,874
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	68,349	b	68,627
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.73	3/25/35	40,786	b	39,672
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.78	7/25/35	23,229	b	23,002
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.38	10/25/36	21,856	b	20,887
Morgan Stanley Capital,
Ser. 2004-NC1, Cl. M2	2.65	12/27/33	27,008	b	22,394
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.96	9/25/34	30,456	b	29,737
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.59	11/25/35	26,627	b	25,944
Securitized Asset Backed
Receivables, Ser. 2004-OP2, Cl. M2	1.38	8/25/34	75,403	b	57,120
					396,179
Automotive, Trucks & Parts--.3%
Lear,
Gtd. Bonds	7.88	3/15/18	55,000		57,475
Lear,
Gtd. Notes	8.13	3/15/20	40,000		41,800
					99,275

Banks--9.8%
BAC Capital Trust XIV,
Gtd. Notes		5.63	9/29/49	113,000	b	79,947
Bank of America,
Sr. Notes		5.63	7/1/20	375,000		387,667
Citigroup,
Sr. Unscd. Notes		5.50	4/11/13	125,000		132,892
Citigroup,
Unscd. Notes		8.50	5/22/19	115,000		139,976
Credit Suisse,
Sub. Notes		5.40	1/14/20	120,000		126,746
Discover Bank,
Sub. Notes		7.00	4/15/20	570,000		607,902
Eurasian Development Bank,
Sr. Unscd. Notes		7.38	9/29/14	100,000	a	107,050
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	TRY	16.00	2/28/12	1,000,000	c	749,270
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.40	7/22/20	125,000		125,552
Lloyds TSB Bank,
Bank Gtd. Notes		5.80	1/13/20	130,000	a	132,626
Morgan Stanley,
Sr. Unscd. Notes		5.50	1/26/20	170,000		171,129
UBS AG Stamford,
Sr. Unscd. Notes		4.88	8/4/20	250,000		252,546
USB Capital IX,
Gtd. Notes		6.19	10/29/49	180,000	b	140,292
Wells Fargo Capital XIII,
Gtd. Secs.		7.70	12/29/49	215,000	b	221,450
						3,375,045
Building Materials--.2%
Masco,
Sr. Unscd. Bonds		7.13	3/15/20	70,000		71,406
Chemicals--.7%
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	55,000		68,799
Dow Chemical,
Sr. Unscd. Notes		9.40	5/15/39	125,000		176,058
						244,857
Coal--.6%
Consol Energy,
Gtd. Notes		8.00	4/1/17	120,000	a	128,100
Consol Energy,
Gtd. Notes		8.25	4/1/20	75,000	a	81,000
						209,100
Commercial & Professional Services--.4%
Aramark,
Gtd. Notes		8.50	2/1/15	56,000		58,170
Ceridian,
Gtd. Notes		11.25	11/15/15	15,000	b	14,288
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	65,000		69,387
						141,845
Commercial Mortgage Pass-Through Ctfs.--12.7%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A4		4.63	12/10/42	100,000	b	106,685
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5		4.81	12/10/42	415,000		438,522
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR3,Cl. A4		4.72	2/11/41	140,000		147,204
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-T14, Cl. A4		5.20	1/12/41	150,000	b	161,838
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4		5.47	1/12/45	235,000	b	250,189
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17, Cl. AAB		5.70	6/11/50	200,000		216,108
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,Cl. AAB		5.72	6/11/40	35,000	b	37,798
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,Cl. A4		5.74	9/11/42	200,000	b	215,416
Citigroup Commercial Mortgage
Trust, Ser. 2004-C1, Cl. A4		5.37	4/15/40	140,000	b	151,554
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4		5.70	12/10/49	185,000	b	193,512

Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	125,000	a	129,382
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	305,000	a	315,272
Crown Castle Towers,
Ser. 2006-1A, Cl. E	6.07	11/15/36	125,000	a	129,200
Crown Castle Towers,
Ser. 2006-1A, Cl. F	6.65	11/15/36	170,000	a	175,791
Crown Castle Towers,
Ser. 2006-1A, Cl. G	6.80	11/15/36	70,000	a	72,382
CS First Boston Mortgage
Securities, Ser. 2004-C3, Cl. A3	4.30	7/15/36	18,521		18,506
CS First Boston Mortgage
Securities, Ser. 2005-C5,Cl. A4	5.10	8/15/38	125,000	b	134,150
CS First Boston Mortgage
Securities, Ser. 2001-CF2, Cl. A4	6.51	2/15/34	50,248		50,522
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	39,329		40,072
GE Capital Commercial Mortgage,
Ser. 2005-C2, Cl. A2	4.71	5/10/43	8,575		8,572
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	150,000		158,750
GMAC Commercial Mortgage
Securities, Ser. 2003-C3, Cl. A3	4.65	4/10/40	41,408		41,996
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,Cl. K	1.40	3/6/20	100,000	a,b	85,265
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,Cl. L	1.65	3/6/20	335,000	a,b	283,190
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	40,857		41,010
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	100,000	a,b	111,186
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C1, Cl. A2	3.62	1/15/29	33,004		33,123
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	53,475	b	53,805
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	145,000	b	158,747
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	210,000	b	226,355
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.63	4/15/24	175,000	a,b	182,917
					4,369,019
Diversified Financial Services--6.0%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	120,000		130,796
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	82,000	b	80,565
Capital One Capital VI,
Gtd. Secs.	8.88	5/15/40	150,000		159,750
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	30,000		30,595
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	30,000	b	27,450
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	75,000		93,485
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	165,000	a	187,246
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	30,000	a	33,305
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	600,000		641,241
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	85,000	a	95,625
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	150,000		163,843
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	145,000	a	151,388
Hutchison Whampoa International,

Gtd. Notes		5.75	9/11/19	110,000	a	120,112
Pearson Dollar Finance Two,
Gtd. Notes		6.25	5/6/18	135,000	a	150,013
						2,065,414
Electric Utilities--2.6%
AES,
Sr. Unscd. Notes		7.75	10/15/15	500,000		527,500
Nevada Power,
Mortgage Notes		6.50	8/1/18	85,000		100,164
NiSource Finance,
Gtd. Notes		6.40	3/15/18	235,000		261,123
						888,787
Environmental Control--.8%
Allied Waste North America,
Gtd. Notes, Ser. B		7.13	5/15/16	20,000		21,626
Republic Services,
Gtd. Notes		5.50	9/15/19	115,000	a	126,292
Waste Management,
Gtd. Notes		7.75	5/15/32	100,000		125,304
						273,222
Food & Beverages--1.5%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	160,000	a	218,985
Kraft Foods,
Sr. Unscd. Notes		6.13	2/1/18	45,000		52,050
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	120,000		142,959
Stater Brothers Holdings,
Gtd. Notes		8.13	6/15/12	115,000		115,862
						529,856
Foreign/Governmental--10.0%
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.50	12/18/14	8,125,000	c	734,198
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	1,550,000	c	157,930
Republic of Argentina,
Sr. Unscd. Notes, Ser. NY		8.28	12/31/33	237,694		185,401
Republic of Indonesia,
Sr. Unscd. Notes		11.63	3/4/19	200,000	a	302,000
Republic of Peru,
Sr. Unscd. Bonds		6.55	3/14/37	140,000		163,100
Republic of Peru,
Sr. Unscd. Notes		7.13	3/30/19	475,000		583,300
Republic of South Africa,
Sr. Unscd. Notes		5.88	5/30/22	500,000		556,300
Republic of Uruguay,
Unscd. Notes		8.00	11/18/22	135,000		170,100
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	460,000	b	534,612
United Mexican States,
Sr. Unscd. Notes		5.63	1/15/17	52,000		57,785
						3,444,726
Health Care--1.9%
Bausch & Lomb,
Sr. Unscd. Notes		9.88	11/1/15	165,000		174,900
Community Health Systems,
Gtd. Notes		8.88	7/15/15	55,000		57,750
HCA,
Sr. Unscd. Notes		6.75	7/15/13	150,000		152,250
HCA,
Sr. Unscd. Notes		7.88	2/1/11	29,000	d	29,507
HCA,
Sr. Unscd. Notes		8.75	9/1/10	170,000		171,360
Quest Diagnostic,
Gtd. Notes		5.75	1/30/40	60,000		58,708
						644,475
Lodging & Entertainment--.7%
Ameristar Casinos,
Gtd. Notes		9.25	6/1/14	41,000		43,972
MGM Resorts International,
Gtd. Notes		4.25	4/15/15	10,000	a	8,950
MGM Resorts International,
Sr. Scd. Notes		11.13	11/15/17	25,000		28,500
MGM Resorts International,
Sr. Unscd. Notes		11.38	3/1/18	95,000	a,d	90,250
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	65,000		68,250
						239,922

Manufacturing--.5%
Bombardier,
Sr. Notes	7.75	3/15/20	160,000	a	173,200
Media--6.3%
British Sky Broadcasting,
Gtd. Notes	6.10	2/15/18	125,000	a	142,078
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	65,000	a	74,295
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	15,000		16,275
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	60,000		65,850
DirecTV Holdings,
Gtd. Notes	5.88	10/1/19	25,000		27,849
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	60,000		66,679
Discovery Communications,
Gtd. Notes	5.63	8/15/19	30,000		33,221
Dish DBS,
Gtd. Notes	7.13	2/1/16	250,000		258,125
Dish DBS,
Gtd. Notes	7.75	5/31/15	250,000		262,500
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	235,000	a	250,260
News America,
Gtd. Notes	6.15	3/1/37	295,000		311,580
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	130,000		136,557
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	105,000		116,818
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	70,000		81,892
Time Warner,
Gtd. Debs.	6.50	11/15/36	300,000		328,890
					2,172,869
Mining--1.2%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	55,000		61,542
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	60,000		66,731
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	145,000		175,648
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	90,000		112,561
					416,482
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	25,000		26,623
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	30,000		32,564
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	40,000		47,494
					106,681
Oil & Gas--2.7%
EQT,
Sr. Unscd. Notes	8.13	6/1/19	65,000		78,661
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	85,000		104,362
KazMunaiGaz Finance,
Gtd. Notes	7.00	5/5/20	160,000	a	173,200
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	120,000		141,836
Petroleos De Venezuela,
Gtd. Notes	5.25	4/12/17	525,000		318,938
Range Resouces,
Gtd. Notes	8.00	5/15/19	55,000		59,262
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	70,000		76,084
					952,343
Packaging & Containers--.1%
Crown Americas,
Gtd. Notes	7.63	11/15/13	46,000		48,013
Paper & Paper Related--.6%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	20,000	a	20,875
Georgia-Pacific,
Sr. Unscd. Notes	8.13	5/15/11	135,000		139,725
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	45,000	a	49,050
					209,650

Pipelines--2.0%
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	250,000		262,878
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	235,000		256,737
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	85,000		100,886
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	65,000		70,131
					690,632
Property & Casualty Insurance--2.5%
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	9,000		8,582
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	15,000		15,286
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	20,000		21,361
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	170,000	a	161,075
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	40,000		42,763
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	80,000		100,805
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	115,000		143,874
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	150,000		140,217
Willis North America,
Gtd. Notes	6.20	3/28/17	170,000		178,662
Willis North America,
Gtd. Notes	7.00	9/29/19	60,000		64,415
					877,040
Real Estate--1.8%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	150,000		158,464
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	15,000		16,284
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	60,000		70,078
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	25,000		27,675
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	50,000		54,180
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	35,000		36,115
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	40,000		43,417
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	103,000		119,919
WEA Finance,
Gtd. Notes	7.13	4/15/18	70,000	a	80,451
					606,583
Residential Mortgage Pass-Through Ctfs.--.2%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.60	7/25/35	59,895	b	55,731
Retail--1.1%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	65,000		72,604
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	54,080	a	65,437
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	45,000		46,407
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	130,000	d	135,037
Staples,
Gtd. Notes	9.75	1/15/14	45,000		55,478
					374,963
State/Territory General Obligations--.6%
California
GO (Build America Bonds)
(Various Purpose)	7.30	10/1/39	75,000		81,926
California
GO (Build America Bonds)
(Various Purpose)	7.55	4/1/39	70,000		78,893
Los Angeles Unified School
District, GO (Build America
Bonds)	6.76	7/1/34	55,000		58,863
					219,682

Steel--.7%
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	180,000		232,936
Technology--.2%
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	25,000	d	26,375
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	35,000		38,937
					65,312
Telecommunications--1.8%
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	110,000	a	120,725
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	100,000	a	114,000
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	50,000		54,250
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	40,000	a	41,500
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000		26,383
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	30,000		31,628
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	30,000		33,541
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	100,000	a	106,750
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	107,146	a	100,717
					629,494
U.S. Government Agencies/Mortgage-Backed--8.7%
Federal Home Loan Mortgage Corp.
5.50%, 6/1/40			2,797,102	e	3,015,113
U.S. Government Securities--6.6%
U.S. Treasury Notes:
1.38%, 9/15/12			1,245,000		1,265,815
3.25%, 7/31/16			895,000		958,349
4.25%, 5/15/39			40,000		41,856
					2,266,020
Total Bonds and Notes
(cost $31,029,954)					33,272,972

Other Investment--2.2%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $765,000)			765,000	[f]	765,000
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $295,320)			295,320	[f]	295,320
Total Investments (cost $32,090,274)			99.5%		34,333,292
Cash and Receivables (Net)			.5%		176,898
Net Assets			100.0%		34,510,190

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities had a total market value of $7,109,531 or 20.6% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Principal amount stated in U.S. Dollars unless otherwise noted.
MXN--Mexican New Peso
TRY--Turkish Lira
d Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is
$281,170 and the total market value of the collateral held by the fund is $295,320.
e On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $32,090,274. Net unrealized appreciation on investments was $2,255,895 of which $2,424,822 related to appreciatedand $168,927 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	49.3
Asset/Mortgage-Backed	21.2
U.S. Government & Agencies	15.3

Foreign/Governmental	10.0
Money Market Investments	3.1
State/Government General Obligations	.6
99.5

† Based on net assets.

			100-766-66

STATEMENT OF OPTIONS WRITTEN
July 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options
10-Year USD LIBOR-BBA,
February 2011 @ 5.36
(Premiums received 13,050)	870,000	a	(173)
BBA--British Bankers Association
LIBOR--London Interbank Bank Offered Rate
USD--US Dollar

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Foreign Forward Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
South Korean Won,	1,002,800,000	836,713	846,485	9,772
Expiring 8/27/2010
		Proceeds ($)
Sales:
Turkish Lira,
Expiring 8/27/2010	1,030,000	676,652	680,043	(3,391)

Gross Unrealized Appreciation				9,772
Gross Unrealized Depreciation				(3,391)

100-766-66

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investments in Securities:
Asset-Backed	-	2,885,975		-	2,885,975
Commercial Mortgage-Backed	-	4,369,019		-	4,369,019
Corporate Bonds+	-	17,016,706		-	17,016,706
Foreign Government	-	3,444,726		-	3,444,726
Municipal Bonds	-	219,682		-	219,682
Mutual Funds	1,060,320	-		-	1,060,320
Residential Mortgage-Backed	-	55,731		-	55,731
U.S Government Agencies/Mortgaged-Backed	-	3,015,113		-	3,015,113
U.S. Treasury	-	2,266,020		-	2,266,020
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	9,772		-	-
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(3,391)		-	(3,391)
Written Options	-	(173)		-	(173)

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2010 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Consumer Discretionary--7.7%
McDonald's	61,000	4,253,530
McGraw-Hill	33,000	1,012,770
News, Cl. A	118,000	1,539,900
		6,806,200
Consumer Staples--39.0%
Altria Group	129,000	2,858,640
Coca-Cola	114,000	6,282,540
Estee Lauder, Cl. A	15,500	964,875
Kraft Foods, Cl. A	15,271	446,066
Nestle, ADR	100,750	4,972,012
PepsiCo	54,500	3,537,595
Philip Morris International	129,000	6,584,160
Procter & Gamble	75,000	4,587,000
Wal-Mart Stores	27,000	1,382,130
Walgreen	75,000	2,141,250
Whole Foods Market	19,000 a	721,430
		34,477,698
Energy--14.2%
Chevron	52,000	3,962,920
ConocoPhillips	50,000	2,761,000
Exxon Mobil	78,512	4,685,596
Total, ADR	24,000	1,215,120
		12,624,636
Financial--2.8%
Bank of America	78,896	1,107,700
JPMorgan Chase & Co.	35,000	1,409,800
		2,517,500
Health Care--9.9%
Abbott Laboratories	66,000	3,239,280
Johnson & Johnson	74,500	4,327,705
Merck & Co.	18,000	620,280
Novo Nordisk, ADR	7,000	602,210
		8,789,475

Industrial--5.4%
Caterpillar	20,000	1,395,000
General Dynamics	6,000	367,500
General Electric	98,000	1,579,760
United Technologies	20,000	1,422,000
		4,764,260
Information Technology--17.1%
Apple	15,000 a	3,858,750
Automatic Data Processing	25,000	1,031,750
Cisco Systems	55,000 a	1,268,850
Intel	190,000	3,914,000
International Business Machines	10,000	1,284,000
Microsoft	73,000	1,884,130
QUALCOMM	20,500	780,640
Texas Instruments	45,000	1,111,050
		15,133,170
Materials--2.4%
Freeport-McMoRan Copper & Gold	5,600	400,624
Praxair	15,000	1,302,300
Rio Tinto, ADR	8,000	415,360
		2,118,284
Total Common Stocks
(cost $70,693,606)		87,231,223

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,277,000)	1,277,000 [b]	1,277,000
Total Investments (cost $71,970,606)	100.0%	88,508,223
Cash and Receivables (Net)	.0%	42,137
Net Assets	100.0%	88,550,360

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $71,970,606. Net unrealized appreciation on investments was $16,537,617 of which $24,154,882 related to appreciated investment securities and $7,617,265 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	39.0
Information Technology	17.1
Energy	14.2
Health Care	9.9
Consumer Discretionary	7.7
Industrial	5.4
Financial	2.8
Materials	2.4
Money Market Investment	1.5
100.0
† Based on net assets.

100-324-97

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	80,026,521	-	-	80,026,521
Equity Securities - Foreign+	7,204,702	-	-	7,204,702
Mutual Funds	1,277,000	-	-	1,277,000
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
July 31, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--28.1%	of Purchase (%)	Amount ($)	Value ($)
8/26/10	0.16	50,000,000	49,994,618
9/9/10	0.20	25,000,000	24,994,584
10/7/10	0.26	20,000,000	19,990,508
Total U.S. Treasury Bills
(cost $94,979,710)			94,979,710

U.S. Treasury Notes--17.8%
8/16/10	0.27	10,000,000	10,015,912
11/1/10	0.31	25,000,000	25,073,400
12/31/10	0.24	25,000,000	25,064,581
Total U.S. Treasury Notes
(cost $60,153,893)			60,153,893

Repurchase Agreements--53.9%
Citigroup Global Markets Holdings Inc.
dated 7/30/10, due 8/2/10 in the amount of
$50,000,875 (fully collateralized by $49,132,000 U.S.
Treasury Notes, 2.38%-4.88%, due 4/30/11-3/31/16,
value $51,000,012)	0.21	50,000,000	50,000,000
Goldman, Sachs & Co.
dated 7/30/10, due 8/2/10 in the amount of
$32,000,373 (fully collateralized by $32,371,500 U.S.
Treasury Notes, 1.13%, due 6/30/11, value $32,640,090)	0.14	32,000,000	32,000,000
JP Morgan Chase & Co.
dated 7/30/10, due 8/2/10 in the amount of
$50,000,750 (fully collateralized by $48,915,000 U.S.
Treasury Notes, 2.25%, due 1/31/15, value $51,002,099)	0.18	50,000,000	50,000,000
RBS Securities, Inc.
dated 7/30/10, due 8/2/10 in the amount of
$50,000,833 (fully collateralized by $49,680,000 U.S.

Treasury Notes, 1.75%, due 3/31/14, value $51,003,750)	0.20	50,000,000	50,000,000
Total Repurchase Agreements
(cost $182,000,000)			182,000,000
Total Investments (cost $337,133,603)		99.8%	337,133,603
Cash and Receivables (Net)		.2%	630,246
Net Assets		100.0%	337,763,849

At July 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	337,133,603
Level 3 - Significant Unobservable Inputs	-
Total	337,133,603

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

By: /s/ James Windels
James Windels Treasurer
Date: September 24, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)